United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Hermes Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/22

Date of Reporting Period: Six months ended 06/30/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2022

Share Class	Primary	Service

Federated Hermes Government Money Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2022 through June 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	20.2%
U.S. Government Agency Securities	10.9%
Repurchase Agreements	68.0%
Other Assets and Liabilities—Net[2]	0.9%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At June 30, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.6%
8-30 Days	1.1%
31-90 Days	4.9%
91-180 Days	7.0%
181 Days or more	2.5%
Other Assets and Liabilities—Net[2]	0.9%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—10.9%
$ 925,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.535% (Secured Overnight Financing Rate +0.025%), 7/1/2022	$ 924,990
400,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.538% (Secured Overnight Financing Rate +0.027%), 7/1/2022	399,942
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.540% (Secured Overnight Financing Rate +0.030%), 7/1/2022	100,000
350,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.550% (Secured Overnight Financing Rate +0.040%), 7/1/2022	350,000
350,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.555% (Secured Overnight Financing Rate +0.045%), 7/1/2022	350,000
925,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.560% (Secured Overnight Financing Rate +0.050%), 7/1/2022	925,008
400,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.565% (Secured Overnight Financing Rate +0.055%), 7/1/2022	399,991
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.570% (Secured Overnight Financing Rate +0.060%), 7/1/2022	300,000
250,000		Federal Farm Credit System Notes, 0.100%, 10/19/2022	249,993
150,000		Federal Farm Credit System Notes, 0.160%, 12/5/2022	149,992
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.550% (Secured Overnight Financing Rate +0.040%), 7/1/2022	400,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.565% (Secured Overnight Financing Rate +0.055%), 7/1/2022	500,000
900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.570% (Secured Overnight Financing Rate +0.060%), 7/1/2022	900,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.575% (Secured Overnight Financing Rate +0.065%), 7/1/2022	250,000
2,000,000		Federal Home Loan Bank System, 1.738% - 2.350%, 12/23/2022 - 7/5/2023	1,999,967
600,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.575% (Secured Overnight Financing Rate +0.065%), 7/1/2022	600,000
400,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.600% (Secured Overnight Financing Rate +0.090%), 7/1/2022	400,000
		TOTAL GOVERNMENT AGENCIES	9,199,883
		U.S. TREASURIES—20.2%
		U.S. Treasury Bills—8.2%
950,000	[2]	United States Treasury Bills, 0.073% - 0.075%, 7/14/2022	949,975
500,000	[2]	United States Treasury Bills, 0.075%, 9/8/2022	499,928
1,000,000	[2]	United States Treasury Bills, 0.080%, 8/11/2022	999,909
500,000	[2]	United States Treasury Bills, 0.160%, 11/3/2022	499,722
500,000	[2]	United States Treasury Bills, 0.220%, 7/7/2022	499,982
700,000	[2]	United States Treasury Bills, 0.240% - 1.580%, 12/1/2022	696,438
300,000	[2]	United States Treasury Bills, 0.630%, 1/26/2023	298,903
600,000	[2]	United States Treasury Bills, 0.770%, 8/18/2022	599,384
150,000	[2]	United States Treasury Bills, 0.935%, 9/22/2022	149,677
1,000,000	[2]	United States Treasury Bills, 1.490%, 11/17/2022	994,247
750,000	[2]	United States Treasury Bills, 1.530%, 11/25/2022	745,314
		TOTAL	6,933,479
		U.S. Treasury Notes—12.0%
500,000	[1]	United States Treasury Floating Rate Notes, 1.683% (91-day T-Bill -0.075%), 7/6/2022	500,000
750,000	[1]	United States Treasury Floating Rate Notes, 1.742% (91-day T-Bill -0.015%), 7/6/2022	750,487
1,400,000	[1]	United States Treasury Floating Rate Notes, 1.786% (91-day T-Bill +0.029%), 7/6/2022	1,400,252
850,000	[1]	United States Treasury Floating Rate Notes, 1.791% (91-day T-Bill +0.034%), 7/6/2022	850,012
700,000	[1]	United States Treasury Floating Rate Notes, 1.792% (91-day T-Bill +0.035%), 7/6/2022	699,984
1,150,000	[1]	United States Treasury Floating Rate Notes, 1.806% (91-day T-Bill +0.049%), 7/6/2022	1,150,030
500,000	[1]	United States Treasury Floating Rate Notes, 1.813% (91-day T-Bill +0.055%), 7/6/2022	500,000
250,000		United States Treasury Notes, 0.125%, 9/30/2022	249,973
925,000		United States Treasury Notes, 0.125% - 1.875%, 10/31/2022	925,813
100,000		United States Treasury Notes, 0.125%, 5/31/2023	98,171
250,000		United States Treasury Notes, 1.500%, 9/15/2022	250,735
400,000		United States Treasury Notes, 1.625%, 8/15/2022	400,753
1,250,000		United States Treasury Notes, 1.625% - 1.875%, 8/31/2022	1,253,334
300,000		United States Treasury Notes, 1.625%, 11/15/2022	301,696
650,000		United States Treasury Notes, 2.000%, 11/30/2022	654,995
Semi-Annual Shareholder Report
2

Principal Amount		Value
	U.S. TREASURIES—continued
	U.S. Treasury Notes—12.0%
$ 200,000	United States Treasury Notes, 2.125%, 12/31/2022	$ 201,796
	TOTAL	10,188,031
	TOTAL U.S. TREASURIES	17,121,510
	REPURCHASE AGREEMENTS—68.0%
20,000,000	Interest in $975,000,000 joint repurchase agreement 1.56%, dated 6/30/2022 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $975,042,250 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2052 and the market value of those underlying securities was $998,735,731.	20,000,000
20,000,000	Interest in $650,000,000 joint repurchase agreement 1.56%, dated 6/30/2022 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $650,028,167 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/16/2062 and the market value of those underlying securities was $669,491,337.	20,000,000
14,600,000	Interest in $3,000,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,129,167 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2052 and the market value of those underlying securities was $3,060,131,750.	14,600,000
1,000,000	Interest in $1,850,000,000 joint repurchase agreement 1.47%, dated 6/7/2022 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,857,025,375 on 9/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2051 and the market value of those underlying securities was $1,888,772,208.	1,000,000
2,000,000	Interest in $500,000,000 joint repurchase agreement 1.56%, dated 5/12/2022 under which Royal Bank of Canada will repurchase securities provided as collateral for $503,055,000 on 9/30/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2060 and the market value of those underlying securities was $513,121,068.	2,000,000
	TOTAL REPURCHASE AGREEMENTS	57,600,000
	TOTAL INVESTMENT IN SECURITIES—99.1% (AT AMORTIZED COST)[3]	83,921,393
	OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	732,856
	TOTAL NET ASSETS—100%	$84,654,249

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of June 30, 2022, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022[1]	Year Ended December 31,
		2021[1]	2020[1]	2019[1]	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.001	—	0.003	0.019	0.015	0.002
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.004
Total From Investment Operations	0.001	(0.000)[2]	0.003	0.019	0.015	0.006
Less Distributions:
Distributions from net investment income	(0.001)	—	(0.003)	(0.019)	(0.015)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.09%	0.00%[4]	0.31%	1.89%	1.50%	0.56%
Ratios to Average Net Assets:
Net expenses[5]	0.24%[6]	0.07%	0.26%	0.29%	0.38%	0.38%
Net investment income	0.09%[6]	—%	0.23%	2.06%	0.84%	0.17%
Expense waiver/reimbursement	0.22%[6]	0.41%	0.21%	0.09%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$0[7]	$0[7]	$0[7]	$0[7]	$0[7]

1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Represents less than $0.001.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.000[1]	0.002	0.016	0.012	0.003
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.002	0.016	0.012	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.016)	(0.012)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.00%[3]	0.20%	1.64%	1.25%	0.31%
Ratios to Average Net Assets:
Net expenses[4]	0.33%[5]	0.07%	0.31%	0.63%	0.63%	0.63%
Net investment income	0.10%[5]	0.00%[3]	0.18%	1.66%	1.26%	0.30%
Expense waiver/reimbursement	0.39%[5]	0.66%	0.40%	0.09%	0.11%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$84,654	$81,245	$90,591	$80,054	$130,261	$93,719

1	Represents less than $0.001.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in repurchase agreements	$57,600,000
Investment in securities	26,321,393
Total investment in securities, at amortized cost and fair value	83,921,393
Income receivable	42,403
Receivable for shares sold	829,071
Prepaid expenses	15,149
Total Assets	84,808,016
Liabilities:
Payable for shares redeemed	99,562
Payable to bank	433
Payable for investment adviser fee (Note 5)	259
Payable for administrative fee (Note 5)	180
Payable for portfolio accounting fees	31,375
Payable for other service fees (Notes 2 and 5)	16,978
Accrued expenses (Note 5)	4,980
Total Liabilities	153,767
Net assets for 84,655,567 shares outstanding	$84,654,249
Net Assets Consist of:
Paid-in capital	$84,655,116
Total distributable earnings (loss)	(867)
Total Net Assets	$84,654,249
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$84,654,149 ÷ 84,655,467 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Interest	$174,737
Expenses:
Investment adviser fee (Note 5)	82,007
Administrative fee (Note 5)	32,288
Custodian fees	4,208
Transfer agent fees	2,599
Directors’/Trustees’ fees (Note 5)	799
Auditing fees	9,961
Legal fees	3,829
Portfolio accounting fees	38,130
Other service fees (Notes 2 and 5)	101,501
Printing and postage	15,440
Miscellaneous (Note 5)	3,101
TOTAL EXPENSES	293,863
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(61,776)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(97,199)
TOTAL WAIVERS AND REIMBURSEMENTS	(158,975)
Net expenses	134,888
Net investment income	39,849
Net realized gain on investments	9
Change in net assets resulting from operations	$39,858
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,849	$1,450
Net realized gain (loss)	9	(23)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,858	1,427
Distributions to Shareholders:
Primary Shares	(0)[1]	—
Service Shares	(39,847)	(1,439)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,847)	(1,439)
Share Transactions:
Proceeds from sale of shares	20,873,113	31,331,222
Net asset value of shares issued to shareholders in payment of distributions declared	39,847	1,439
Cost of shares redeemed	(17,503,609)	(40,679,211)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,409,351	(9,346,550)
Change in net assets	3,409,362	(9,346,562)
Net Assets:
Beginning of period	81,244,887	90,591,449
End of period	$84,654,249	$81,244,887

1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report
9

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $158,975 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Primary Shares and Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended June 30, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$101,501	$(1,784)	$(67,255)
For the six months ended June 30, 2022, the Fund’s Primary Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	—	$—	—	$—
	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,873,113	$20,873,113	31,331,222	$31,331,222
Shares issued to shareholders in payment of distributions declared	39,847	39,847	1,439	1,439
Shares redeemed	(17,503,609)	(17,503,609)	(40,679,211)	(40,679,211)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	3,409,351	$3,409,351	(9,346,550)	$(9,346,550)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,409,351	$3,409,351	(9,346,550)	$(9,346,550)
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4. FEDERAL TAX INFORMATION
As of December 31, 2021, the Fund had a capital loss carryforward of $889 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$391	$498	$889
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2022, the Adviser voluntarily waived $61,776 of its fee and voluntarily reimbursed $28,160 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2022, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.38% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. SUBSEQUENT EVENT
On August 11, 2022, the Trustees approved the closure and liquidation of the Primary Shares, effective close of business August 17, 2022.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,000.90	$1.19[2]
Service Shares	$1,000	$1,000.50	$1.64[3]
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,023.60	$1.20[2]
Service Shares	$1,000	$1,023.16	$1.66[3]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.24%
Service Shares	0.33%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Primary Shares current Fee Limit of 0.38% (as reflected in the Notes to Financial
Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.89 and $1.91, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.63% (as reflected in the Notes to Financial
Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.12 and $3.16, respectively.

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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Government Money Fund II (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange
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Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and
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transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2021, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and
Semi-Annual Shareholder Report
18

considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
19

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
20

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
21

Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916751
CUSIP 313916504
G00433-05 (8/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2022

Share Class	Primary	Service

Federated Hermes High Income Bond Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2022 through June 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2022, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.4%
Media Entertainment	7.7%
Technology	7.6%
Health Care	7.2%
Midstream	6.7%
Insurance - P&C	5.6%
Automotive	5.5%
Independent Energy	5.0%
Packaging	4.8%
Gaming	4.0%
Other[2]	33.1%
Cash Equivalents[3]	2.6%
Other Assets and Liabilities - Net[4]	1.8%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—94.8%
	Aerospace/Defense—1.5%
$ 475,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 459,339
175,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	141,285
450,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	420,242
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	660,060
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	94,464
	TOTAL	1,775,390
	Airlines—0.3%
225,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	207,517
200,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	171,434
	TOTAL	378,951
	Automotive—5.5%
600,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	527,469
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	21,822
50,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	47,828
25,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	19,448
150,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	111,096
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	108,532
600,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	443,850
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	496,991
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	162,454
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	285,461
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	242,931
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	179,772
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	404,372
325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	311,038
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	461,827
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	283,400
125,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	120,164
100,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	95,296
45,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	43,384
1,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,283,329
875,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	664,837
300,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	258,266
	TOTAL	6,573,567
	Building Materials—3.0%
25,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	20,023
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	128,761
175,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	112,631
625,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	452,244
525,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	385,376
350,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	273,441
175,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	148,486
75,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	60,448
350,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	275,307
325,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	256,882
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	277,332
125,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	98,823
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 750,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	$ 670,483
400,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	320,552
200,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	166,809
		TOTAL	3,647,598
		Cable Satellite—8.4%
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	224,888
250,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	193,994
175,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	145,860
225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	177,788
1,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	858,315
750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	694,616
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	71,024
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	246,378
250,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	234,122
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	166,985
325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	254,371
300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	232,290
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	302,299
475,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	346,859
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	407,304
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	293,174
350,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	299,707
225,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	167,014
50,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	34,141
275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	215,326
575,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	351,210
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
225,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
75,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	67,119
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	239,455
150,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	130,282
375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	314,089
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	46,493
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	411,163
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	751,017
625,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	511,241
325,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	258,437
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	164,869
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	179,227
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	161,327
300,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	243,000
375,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	312,030
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	157,136
225,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	199,403
		TOTAL	10,063,953
		Chemicals—2.6%
150,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	122,295
150,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	134,989
425,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	394,907
300,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	247,999
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	$ 147,136
475,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	395,345
125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	98,913
675,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	627,892
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	156,964
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	243,687
350,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	244,932
200,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	156,851
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	147,750
	TOTAL	3,119,660
	Construction Machinery—0.6%
475,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	385,349
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	144,050
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	64,247
25,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	21,139
138,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	135,557
	TOTAL	750,342
	Consumer Cyclical Services—2.6%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	206,903
425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	309,881
900,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	764,149
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	107,705
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	250,334
325,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	298,001
1,029,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	942,466
375,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	234,996
	TOTAL	3,114,435
	Consumer Products—1.6%
700,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	570,836
450,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	360,488
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	165,450
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	136,773
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	288,465
225,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	178,900
100,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	87,760
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	103,854
100,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	93,166
	TOTAL	1,985,692
	Diversified Manufacturing—1.0%
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	789,557
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	124,984
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	247,855
	TOTAL	1,162,396
	Finance Companies—1.8%
275,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	168,047
450,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	347,646
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	90,396
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	88,647
200,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	157,632
225,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	169,233
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 225,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	$ 186,577
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	178,062
425,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	364,839
350,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	268,621
225,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	180,751
	TOTAL	2,200,451
	Food & Beverage—2.2%
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	383,776
125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	113,539
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	330,353
275,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	229,622
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	167,396
25,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	23,187
75,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	61,560
50,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	42,273
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	179,194
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	190,271
330,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	320,107
200,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	168,873
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	416,048
	TOTAL	2,626,199
	Gaming—4.0%
425,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	357,540
325,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	294,807
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	84,700
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	58,515
50,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	45,590
150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	143,830
275,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	265,957
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	459,954
425,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	424,773
225,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	183,743
775,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	661,032
125,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	95,022
50,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	43,936
50,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	43,840
275,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	234,182
300,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	307,974
225,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	211,318
475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	401,874
250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	195,312
25,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	23,424
225,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	201,567
50,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	43,101
50,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	49,479
	TOTAL	4,831,470
	Health Care—7.2%
25,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	22,481
75,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	70,187
300,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	247,147
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 250,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	$ 211,057
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	129,029
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	505,631
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	197,117
50,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	43,477
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	85,440
175,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	107,195
550,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	356,350
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	127,364
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	41,494
250,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	228,392
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	95,215
175,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	137,029
100,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	84,105
200,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	180,737
600,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	535,428
250,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	213,401
125,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	124,723
350,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	352,466
300,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	286,500
175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	169,411
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	73,638
525,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	511,599
225,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	193,136
300,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	256,536
975,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	803,809
150,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	133,924
800,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	664,564
325,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	227,429
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	46,208
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	45,260
125,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	105,648
25,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	21,807
175,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	161,606
300,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	270,511
50,000	Tenet Healthcare Corp., 144A, 6.125%, 6/15/2030	46,278
100,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	92,250
575,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	493,850
	TOTAL	8,699,429
	Health Insurance—0.9%
200,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	159,532
450,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	421,457
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	537,875
	TOTAL	1,118,864
	Independent Energy—4.8%
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	68,505
21,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	21,398
49,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	51,912
125,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	110,177
100,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	93,133
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 50,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	$ 47,688
98,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	123,258
175,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	154,227
25,000	Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	23,042
275,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	268,597
300,000	Centennial Resource Production LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	285,417
50,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	47,245
50,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	43,137
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	426,343
50,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	44,919
525,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	494,923
25,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	23,882
200,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	201,269
75,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	69,916
50,000	EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	48,483
75,000	EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	64,951
50,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	46,325
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	249,427
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	126,953
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	256,855
275,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	283,750
150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	158,129
75,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	86,249
75,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	74,625
225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	210,306
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	73,287
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	67,381
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	204,237
225,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	205,066
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	141,946
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	115,142
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	46,811
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	94,469
125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	107,118
50,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	46,102
200,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	211,099
225,000	Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	212,771
	TOTAL	5,730,470
	Industrial - Other—1.3%
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	20,686
850,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	653,544
425,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	356,492
202,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	181,646
425,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	379,653
	TOTAL	1,592,021
	Insurance - P&C—5.6%
200,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	178,004
475,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	389,587
417,925	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	437,425
275,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	220,526
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$ 600,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	$ 564,375
900,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	705,626
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	210,924
425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	351,606
1,750,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,649,121
1,300,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,076,218
75,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	65,344
900,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	869,724
	TOTAL	6,718,480
	Leisure—0.6%
450,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	381,465
350,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	318,066
	TOTAL	699,531
	Lodging—0.5%
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	79,667
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	73,688
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	95,247
175,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	158,640
225,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	197,118
	TOTAL	604,360
	Media Entertainment—7.7%
350,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	208,733
350,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	186,910
300,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	276,793
125,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	31,406
350,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	43,750
300,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	241,021
75,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	72,290
325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	254,753
250,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	234,040
100,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	82,547
175,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	150,028
931,114	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	741,930
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	90,192
100,000	Lamar Media Corp., Sr. Unsecd. Note, WI, 3.625%, 1/15/2031	82,005
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	376,598
275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	255,380
775,000	Midas Opco Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	624,902
50,000	News Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2032	44,370
650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	558,698
425,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	388,705
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	113,088
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	112,615
200,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	195,775
75,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	69,867
175,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	161,000
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	39,900
275,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	217,021
250,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	203,390
100,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	83,986
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 250,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	$ 199,694
300,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	263,020
375,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	316,635
275,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	202,838
275,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	257,880
325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	308,262
925,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	733,298
250,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	210,040
100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	97,852
375,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	321,596
225,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	188,263
	TOTAL	9,241,071
	Metals & Mining—0.7%
225,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	198,947
300,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	265,156
300,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	208,287
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	198,773
	TOTAL	871,163
	Midstream—6.7%
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	160,407
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	373,850
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	426,289
275,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	256,212
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	364,874
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	250,174
125,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	106,578
175,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 3.250%, 1/31/2032	138,198
125,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	111,834
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	158,162
250,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	210,317
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	231,143
75,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	61,030
325,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	260,119
375,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	349,343
275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	237,945
200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	152,874
65,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	62,437
75,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	72,494
100,000	Hess Midstream Operations LP, 144A, 5.500%, 10/15/2030	89,919
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	83,935
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	247,335
275,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	236,010
325,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	291,405
225,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	209,392
150,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	150,144
150,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	142,156
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	425,016
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	149,095
250,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	196,142
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	71,513
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	$ 76,952
575,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	549,703
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	221,609
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	181,325
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	23,603
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	137,288
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	383,836
125,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	104,134
75,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	61,269
	TOTAL	8,016,061
	Oil Field Services—2.0%
200,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	177,372
700,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	639,191
225,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	199,862
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	150,725
50,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	47,563
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	89,647
175,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	164,730
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	377,780
550,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	501,025
	TOTAL	2,347,895
	Packaging—4.8%
622,108	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	462,463
300,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	241,659
650,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	465,247
375,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	268,412
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	221,957
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	60,624
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	215,656
175,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	167,475
375,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	327,928
1,175,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,016,716
175,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	166,865
75,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	62,911
425,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	400,076
100,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	99,129
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	191,107
75,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	70,095
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	93,636
500,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	459,857
175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	160,352
375,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	355,252
350,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	328,643
	TOTAL	5,836,060
	Paper—0.5%
400,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	389,722
150,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	126,140
25,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	21,219
125,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	118,181
	TOTAL	655,262
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—2.6%
$ 200,000		Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	$ 176,000
75,000		Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	63,885
175,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	93,679
150,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	78,463
325,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	168,849
475,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	244,482
75,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	40,125
300,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	163,214
450,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	316,642
375,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	278,092
175,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	143,008
200,000	[1,3]	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	16,000
200,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	173,712
350,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	312,008
373,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 144A, 10.000%, 6/15/2029	264,830
450,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	389,911
250,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	212,020
		TOTAL	3,134,920
		Restaurant—1.5%
250,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	218,967
225,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	190,859
1,100,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	886,308
75,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	72,259
375,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	332,361
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	69,359
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	68,197
		TOTAL	1,838,310
		Retailers—0.5%
175,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	160,203
75,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	62,076
150,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	122,847
50,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	35,202
75,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	52,465
75,000		Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	59,686
150,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	138,720
		TOTAL	631,199
		Supermarkets—0.5%
625,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	507,687
75,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	70,229
50,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	49,825
		TOTAL	627,741
		Technology—7.6%
275,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	238,563
100,000		Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	93,571
375,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	316,434
225,000		Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	181,949
325,000		Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	313,282
50,000		Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	43,216
275,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	226,604
150,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	129,263
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 225,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	$ 185,992
50,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	35,025
150,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	129,761
350,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	292,614
125,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	119,193
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	85,298
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	23,000
300,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	262,875
350,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	278,217
300,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	262,465
550,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	384,252
800,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	652,584
950,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	792,818
300,000	NCR Corp., 144A, 5.125%, 4/15/2029	254,361
250,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	212,313
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	302,325
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	44,438
275,000	Open Text Holdings, Inc./Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	228,106
325,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	255,125
475,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	311,068
525,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	380,451
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	70,049
300,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.125%, 7/15/2029	235,827
225,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.375%, 7/15/2031	175,292
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	170,058
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	60,242
625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	584,812
100,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	81,349
200,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	168,575
125,000	Twitter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2030	118,796
400,000	Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	300,960
75,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	62,950
100,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	84,126
	TOTAL	9,148,199
	Transportation Services—0.3%
375,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	343,958
	Utility - Electric—2.6%
300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	272,957
67,000	Calpine Corp., 144A, 5.250%, 6/1/2026	63,772
325,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	265,021
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	20,841
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	20,245
175,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	154,480
650,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	628,885
50,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	39,308
425,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	338,505
300,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	268,331
50,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	45,539
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	42,912
475,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	431,120
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 175,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	$ 165,576
400,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	376,924
		TOTAL	3,134,416
		Wireless Communications—0.8%
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	383,245
150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	126,672
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	104,013
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	242,825
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	109,738
		TOTAL	966,493
		TOTAL CORPORATE BONDS (IDENTIFIED COST $134,514,144)	114,186,007
		COMMON STOCKS—0.6%
		Cable Satellite—0.0%
545	[2,3]	Intelsat Jackson Holdings S.A.	2,044
		Independent Energy—0.0%
182	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.0%
7,915	[3]	iHeartMedia, Inc.	62,449
		Oil Field Services—0.3%
6,337	[2,3]	Superior Energy Services, Inc.	389,726
		Pharmaceuticals—0.3%
13,145	[3]	Mallinckrodt PLC	326,456
		TOTAL COMMON STOCKS (IDENTIFIED COST $617,585)	780,675
		FLOATING RATE LOAN—0.2%
		Independent Energy—0.2%
$ 202,000	[4]	Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, 10.021% (3-month LIBOR+9.00%), 11/1/2025 (IDENTIFIED COST $202,000)	212,772
		REPURCHASE AGREEMENT—2.6%
3,105,000		Interest in $2,386,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,386,102,731 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $2,433,824,785. (IDENTIFIED COST $3,105,000)	3,105,000
		TOTAL INVESTMENT IN SECURITIES—98.2% (IDENTIFIED COST $138,438,729)[5]	118,284,454
		OTHER ASSETS AND LIABILITIES - NET—1.8%[6]	2,181,809
		TOTAL NET ASSETS—100%	$120,466,263

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	The cost of investments for federal tax purposes amounts to $138,693,268.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Shareholder Report
13

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$114,186,007	$0	$114,186,007
Floating Rate Loan	—	212,772	—	212,772
Equity Securities:
Common Stocks
Domestic	62,449	—	389,726	452,175
International	326,456	—	2,044	328,500
Repurchase Agreement	—	3,105,000	—	3,105,000
TOTAL SECURITIES	$388,905	$117,503,779	$391,770	$118,284,454

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$6.39	$6.41	$6.53	$6.07	$6.82	$6.84
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.30	0.33	0.34	0.36
Net realized and unrealized gain (loss)	(0.99)	0.02	(0.05)	0.53	(0.55)	0.09
Total From Investment Operations	(0.85)	0.30	0.25	0.86	(0.21)	0.45
Less Distributions:
Distributions from net investment income	(0.32)	(0.32)	(0.37)	(0.40)	(0.54)	(0.47)
Net Asset Value, End of Period	$5.22	$6.39	$6.41	$6.53	$6.07	$6.82
Total Return[2]	(13.76)%	4.85%	5.59%	14.54%	(3.29)%	6.94%
Ratios to Average Net Assets:
Net expenses[3]	0.81%[4]	0.81%	0.81%	0.81%	0.81%	0.78%
Net investment income	4.90%[4]	4.42%	4.95%	5.26%	5.27%	5.26%
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.03%	0.02%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$72,714	$103,152	$109,888	$109,538	$106,628	$192,194
Portfolio turnover[7]	9%	39%	36%	31%	18%	32%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$6.35	$6.38	$6.49	$6.04	$6.78	$6.81
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.26	0.28	0.31	0.32	0.34
Net realized and unrealized gain (loss)	(0.97)	0.01	(0.03)	0.52	(0.54)	0.09
Total From Investment Operations	(0.84)	0.27	0.25	0.83	(0.22)	0.43
Less Distributions:
Distributions from net investment income	(0.31)	(0.30)	(0.36)	(0.38)	(0.52)	(0.46)
Net Asset Value, End of Period	$5.20	$6.35	$6.38	$6.49	$6.04	$6.78
Total Return[2]	(13.74)%	4.44%	5.46%	14.13%	(3.43)%	6.56%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.06%	1.06%	1.06%	1.06%	1.03%
Net investment income	4.66%[4]	4.16%	4.70%	4.99%	5.03%	5.01%
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.03%	0.02%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$47,752	$57,578	$50,322	$58,591	$43,012	$50,284
Portfolio turnover[7]	9%	39%	36%	31%	18%	32%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in securities, at value (identified cost $138,438,729)	$118,284,454
Cash	220
Income receivable	2,148,099
Receivable for investments sold	62,240
Receivable for shares sold	53,139
Other receivable	18,272
Total Assets	120,566,424
Liabilities:
Payable for shares redeemed	25,157
Payable for investment adviser fee (Note 5)	1,760
Payable for administrative fee (Note 5)	260
Payable for custodian fees	6,701
Payable for legal fees	4,011
Payable for transfer agent fees	3,026
Payable for portfolio accounting fees	44,364
Payable for distribution services fee (Note 5)	10,238
Accrued expenses (Note 5)	4,644
Total Liabilities	100,161
Net assets for 23,113,340 shares outstanding	$120,466,263
Net Assets Consist of:
Paid-in capital	$151,408,543
Total distributable earnings (loss)	(30,942,280)
Total Net Assets	$120,466,263
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$72,713,939 ÷ 13,926,375 shares outstanding, no par value, unlimited shares authorized	$5.22
Service Shares:
$47,752,324 ÷ 9,186,965 shares outstanding, no par value, unlimited shares authorized	$5.20
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Interest	$3,925,544
Expenses:
Investment adviser fee (Note 5)	412,118
Administrative fee (Note 5)	56,367
Custodian fees	7,943
Transfer agent fees	7,578
Directors’/Trustees’ fees (Note 5)	998
Auditing fees	15,748
Legal fees	3,925
Portfolio accounting fees	53,450
Distribution services fee (Note 5)	67,030
Printing and postage	18,677
Miscellaneous (Note 5)	10,939
TOTAL EXPENSES	654,773
Waiver of investment adviser fee (Note 5)	(28,019)
Net expenses	626,754
Net investment income	3,298,790
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(85,585)
Net change in unrealized appreciation of investments	(23,366,083)
Net realized and unrealized gain (loss) on investments	(23,451,668)
Change in net assets resulting from operations	$(20,152,878)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,298,790	$6,802,923
Net realized gain (loss)	(85,585)	1,224,804
Net change in unrealized appreciation/depreciation	(23,366,083)	(648,867)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(20,152,878)	7,378,860
Distributions to Shareholders:
Primary Shares	(4,434,390)	(5,363,823)
Service Shares	(2,815,712)	(2,367,247)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,250,102)	(7,731,070)
Share Transactions:
Proceeds from sale of shares	10,181,823	39,605,192
Net asset value of shares issued to shareholders in payment of distributions declared	7,250,097	7,731,066
Cost of shares redeemed	(30,292,157)	(46,465,306)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,860,237)	870,952
Change in net assets	(40,263,217)	518,742
Net Assets:
Beginning of period	160,729,480	160,210,738
End of period	$120,466,263	$160,729,480
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
20

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $28,019 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
21

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,208,534	$6,999,429	4,174,668	$26,549,890
Shares issued to shareholders in payment of distributions declared	769,859	4,434,390	875,012	5,363,823
Shares redeemed	(4,195,999)	(25,189,396)	(6,051,898)	(38,301,626)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(2,217,606)	$(13,755,577)	(1,002,218)	$(6,387,913)
	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	530,116	$3,182,394	2,074,882	$13,055,302
Shares issued to shareholders in payment of distributions declared	490,541	2,815,707	387,437	2,367,243
Shares redeemed	(894,470)	(5,102,761)	(1,294,328)	(8,163,680)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	126,187	$895,340	1,167,991	$7,258,865
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,091,419)	$(12,860,237)	165,773	$870,952
4. FEDERAL TAX INFORMATION
At June 30, 2022, the cost of investments for federal tax purposes was $138,693,268. The net unrealized depreciation of investments for federal tax purposes was $20,408,814. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $788,051 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,196,865.
As of December 31, 2021, the Fund had a capital loss carryforward of $13,783,394 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$13,783,394	$13,783,394
Semi-Annual Shareholder Report
22

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2022, the Adviser voluntarily waived $28,019 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2022, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$67,030
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2022, FSC retained $102 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2022, were as follows:
Purchases	$11,146,507
Sales	$27,003,349
Semi-Annual Shareholder Report
23

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the six months ended June 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Semi-Annual Shareholder Report
24

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$862.40	$3.74
Service Shares	$1,000	$862.60	$4.90
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.78	$4.06
Service Shares	$1,000	$1,019.54	$5.31

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.81%
Service Shares	1.06%
Semi-Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes High Income Bond Fund II (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange
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Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the
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Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders.
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The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes High Income Bond Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2022

Share Class	Primary	Service

Federated Hermes Kaufmann Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2022 through June 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	36.0%
Information Technology	11.3%
Financials	9.0%
Materials	7.0%
Consumer Discretionary	6.9%
Industrials	5.5%
Real Estate	5.4%
Energy	4.4%
Consumer Staples	1.5%
Utilities	1.1%
Communication Services	1.0%
U.S. Treasury Notes	0.5%
Securities Lending Collateral[2]	4.4%
Cash Equivalents[3]	10.9%
Other Assets and Liabilities—Net[4]	(4.9)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
June 30, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—88.6%
		Communication Services—1.0%
3,924	[1]	Take-Two Interactive Software, Inc.	$ 480,808
27,033	[1]	ZoomInfo Technologies, Inc.	898,577
		TOTAL	1,379,385
		Consumer Discretionary—6.9%
6,644	[1]	Airbnb, Inc.	591,848
2,640	[1]	Alibaba Group Holding Ltd., ADR	300,115
10,800	[1]	Amazon.com, Inc.	1,147,068
430	[1]	Chipotle Mexican Grill, Inc.	562,122
3,900		Choice Hotels International, Inc.	435,357
4,100	[1]	Etsy, Inc.	300,161
15,200	[1]	Floor & Decor Holdings, Inc.	956,992
1,300		Home Depot, Inc.	356,551
1,332	[1]	Las Vegas Sands Corp.	44,742
3,073	[1]	Lululemon Athletica, Inc.	837,731
530	[1]	Mercadolibre, Inc.	337,541
12,790		Moncler SPA	552,503
523,000		NagaCorp Ltd.	427,836
10,027	[1]	Planet Fitness, Inc.	681,936
35,700	[1,2]	Sportradar Group AG	282,030
566		Vail Resorts, Inc.	123,416
12,000		Wingstop, Inc.	897,240
11,900	[1]	YETI Holdings, Inc.	514,913
		TOTAL	9,350,102
		Consumer Staples—1.5%
800		Costco Wholesale Corp.	383,424
2,000		Estee Lauder Cos., Inc., Class A	509,340
6,600		Philip Morris International, Inc.	651,684
24,513	[1]	The Duckhorn Portfolio, Inc.	516,244
		TOTAL	2,060,692
		Energy—4.4%
12,100		Cheniere Energy, Inc.	1,609,663
63,000	[2]	New Fortress Energy, Inc.	2,492,910
8,100		Pioneer Natural Resources, Inc.	1,806,948
		TOTAL	5,909,521
		Financials—9.0%
32,000		Apollo Global Management, Inc.	1,551,360
2,165		BlackRock, Inc.	1,318,572
275,000	[1]	Blue Owl Capital, Inc.	2,758,250
113,300		FinecoBank Banca Fineco SPA	1,365,802
14,200	[1]	Hamilton Lane Alliance Holdings I, Inc.	139,444
18,600		Hamilton Lane, Inc.	1,249,548
32,300		KKR & Co., Inc., Class Common	1,495,167
250	[1]	Markel Corp.	323,312
2,200		MSCI, Inc., Class A	906,730
3,500		S&P Global, Inc.	1,179,710
		TOTAL	12,287,895
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—35.5%
4,100		Abbott Laboratories	$ 445,465
36,670	[1,2]	Akouos, Inc.	171,982
35,900	[1]	Albireo Pharma, Inc.	712,974
59,000	[1]	Alector, Inc.	599,440
30,200	[1]	Amphastar Pharmaceuticals, Inc.	1,050,658
29,100	[1]	AnaptysBio, Inc.	590,730
51,100	[1]	Annexon, Inc.	192,647
51,500	[1,2]	Arcturus Therapeutics Holdings, Inc.	810,610
20,500	[1]	Argenx SE	7,737,051
57,250	[1]	aTyr Pharma, Inc.	162,017
29,500	[1]	Avidity Biosciences LLC	428,635
13,536	[1]	Catalent, Inc.	1,452,277
7,000	[1]	Century Therapeutics, Inc.	58,800
7,369	[1]	Century Therapeutics, Inc.	61,900
8,852	[1]	Cerevel Therapeutics Holdings	234,047
23,800	[1,2]	ContraFect Corp.	73,066
137,000	[1]	Corcept Therapeutics, Inc.	3,257,860
6,418	[1,2]	CRISPR Therapeutics AG	390,022
13,200		Danaher Corp.	3,346,464
29,200	[1]	Dexcom, Inc.	2,176,276
211,100	[1]	Dynavax Technologies Corp.	2,657,749
6,300	[1]	Edwards Lifesciences Corp.	599,067
3,200	[1]	Fate Therapeutics, Inc.	79,296
14,100	[1]	Fusion Pharmaceuticals, Inc.	35,109
6,715	[1]	Galapagos N.V.	374,459
46,754	[1]	Gamida Cell Ltd.	82,755
3,350	[1]	Genmab A/S	1,086,644
13,350	[1]	Genmab A/S, ADR	433,741
26,478	[1]	Gossamer Bio, Inc.	221,621
18,728	[1]	Gracell Biotechnologies, Inc., ADR	103,004
8,060	[1,2]	Graphite Bio, Inc.	22,165
600	[1]	Guardant Health, Inc.	24,204
23,791	[1]	IDEAYA Biosciences, Inc.	328,316
1,020	[1]	IDEXX Laboratories, Inc.	357,745
2,600	[1]	Illumina, Inc.	479,336
10,000	[1,3]	Immatics N.V.	87,100
5,775	[1]	Insulet Corp.	1,258,603
11,300	[1]	Intellia Therapeutics, Inc.	584,888
1,540	[1]	Intuitive Surgical, Inc.	309,093
4,307	[1,4]	Laronde, Inc.	83,570
27,800	[1]	Legend Biotech Corp., ADR	1,529,000
13,200	[1,2]	Lyell Immunopharma, Inc.	86,064
40,200	[1,2]	Merus N.V.	910,128
17,225	[1]	Minerva Neurosciences, Inc.	57,015
1,448	[1]	Mirati Therapeutics, Inc.	97,204
5,200	[1]	Morphic Holding, Inc.	112,840
800	[1]	Natera, Inc.	28,352
14,887	[1]	Orchard Therapeutics PLC	8,697
174,072	[1]	Orchard Therapeutics PLC, ADR	101,693
48,700	[1]	Otonomy, Inc.	101,296
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
35,326	[1,4]	Regulus Therapeutics, Inc.	$ 73,125
4,800	[1]	Repligen Corp.	779,520
84,174	[1]	Rezolute, Inc.	271,882
95,600	[1,2]	Rhythm Pharmaceuticals, Inc.	396,740
9,600	[1]	Sarepta Therapeutics, Inc.	719,616
40,914	[1]	Scynexis, Inc.	76,100
320,827	[1]	Seres Therapeutics, Inc.	1,100,437
1,600		Stryker Corp.	318,288
8,236	[1]	Surgery Partners, Inc.	238,185
16,000	[1]	Tandem Diabetes Care, Inc.	947,040
10,700	[1]	Turning Point Therapeutics, Inc.	805,175
39,800	[1]	Ultragenyx Pharmaceutical, Inc.	2,374,468
13,500	[1]	Veeva Systems, Inc.	2,673,540
12,700	[1,2]	Verve Therapeutics, Inc.	194,056
227,500	[1]	Zai Lab Ltd.	784,185
13,339	[1,2]	Zentalis Pharmaceuticals, LLC	374,826
		TOTAL	48,320,858
		Industrials—5.5%
36,900	[1]	CoStar Group, Inc.	2,229,129
3,350	[1]	Generac Holdings, Inc.	705,443
4,954	[1]	GXO Logistics, Inc.	214,360
9,075		HEICO Corp.	1,189,914
13,600		Ingersoll-Rand, Inc.	572,288
14,700	[1]	Mercury Systems, Inc.	945,651
3,360		Trane Technologies PLC	436,363
12,834	[1]	Trex Co., Inc.	698,426
23,348	[1]	Upwork, Inc.	482,837
		TOTAL	7,474,411
		Information Technology—11.3%
870	[1]	Adobe, Inc.	318,472
24,300	[1]	Advanced Micro Devices, Inc.	1,858,221
1,079	[1]	Ansys, Inc.	258,194
3,000	[1]	Avalara, Inc.	211,800
9,400	[1]	Coupa Software, Inc.	536,740
4,141	[1]	CS Disco, Inc.	74,704
7,100	[1]	Domo, Inc.	197,380
2,134	[1]	Envestnet, Inc.	112,611
41,500	[1,2]	GDS Holdings Ltd., ADR	1,385,685
30,700		Marvell Technology, Inc.	1,336,371
7,260	[1]	Q2 Holdings, Inc.	280,018
7,570	[1]	Radware Ltd.	164,042
13,300	[1]	Rapid7, Inc.	888,440
2,000	[1]	Salesforce, Inc.	330,080
4,850	[1]	ServiceNow, Inc.	2,306,272
32,500	[1]	Shopify, Inc.	1,015,300
13,100	[1]	Smartsheet, Inc.	411,733
9,000	[1]	Splunk, Inc.	796,140
4,700	[1]	Tyler Technologies, Inc.	1,562,656
38,900	[1]	WM Technology, Inc.	127,981
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
8,106	[1]	Workday, Inc.	$ 1,131,435
		TOTAL	15,304,275
		Materials—7.0%
44,400		Agnico Eagle Mines Ltd.	2,031,744
2,697		Albemarle Corp.	563,619
85,100		Barrick Gold Corp.	1,505,419
2,870		Eagle Materials, Inc.	315,528
41,000		Newmont Corp.	2,446,470
7,300		Sherwin-Williams Co.	1,634,543
10,400		Westlake Corp.	1,019,408
		TOTAL	9,516,731
		Real Estate—5.4%
13,600		Americold Realty Trust	408,544
6,800		Crown Castle International Corp.	1,144,984
18,600		Easterly Government Properties, Inc.	354,144
44,700		Medical PPTYS Trust, Inc.	682,569
33,200		Physicians Realty Trust	579,340
10,747		ProLogis, Inc.	1,264,384
7,100	[1]	Ryman Hospitality Properties	539,813
18,696		STAG Industrial, Inc.	577,332
3,971		Sun Communities, Inc.	632,819
40,600		VICI Properties, Inc.	1,209,474
		TOTAL	7,393,403
		Utilities—1.1%
18,900		NextEra Energy, Inc.	1,463,994
		TOTAL COMMON STOCKS (IDENTIFIED COST $83,604,574)	120,461,267
		U.S. TREASURY—0.5%
		U.S. Treasury Notes—0.5%
$ 675,000		United States Treasury Note, 2.875%, 5/15/2032 (IDENTIFIED COST $670,175)	666,563
		PREFERRED STOCKS—0.3%
		Health Care—0.3%
53,840	[4]	CeQur SA	288,064
32,229	[4]	Regulus Therapeutics, Inc.	66,714
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $409,030)	354,778
	[1]	WARRANTS—0.2%
		Health Care—0.2%
11,450		Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	148
87,500		ContraFect Corp., Warrants, Expiration Date 7/20/2022	0
1,400		Rezolute, Inc., Warrants, Expiration Date 1/1/2099	4,522
5,696		Rezolute, Inc., Warrants, Expiration Date 10/8/2027	8,833
44,952	[4]	Rezolute, Inc., Warrants, Expiration Date 12/31/2099	134,102
53,000		Scynexis, Inc., Warrants, Expiration Date 1/1/2099	98,580
2,520		Scynexis, Inc., Warrants, Expiration Date 3/8/2023	0
644		Scynexis, Inc., Warrants, Expiration Date 4/26/2029	734
26,500		Scynexis, Inc., Warrants, Expiration Date 5/21/2024	3,832
		TOTAL WARRANTS (IDENTIFIED COST $511,931)	250,751
Semi-Annual Shareholder Report
5

Shares or Principal Amount		Value
	REPURCHASE AGREEMENTS—15.3%
$14,803,000
Interest in $2,386,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,386,102,731 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
4/20/2050 and the market value of those underlying securities was $2,433,824,785.
		$ 14,803,000
6,066,325	Interest in $2,386,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,386,102,731 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $2,433,824,785 (purchased with proceeds from securities lending collateral).	6,066,325
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $20,869,325)	20,869,325
	TOTAL INVESTMENT IN SECURITIES—104.9% (IDENTIFIED COST $106,065,035)[5]	142,602,684
	OTHER ASSETS AND LIABILITIES - NET—(4.9)%[6]	(6,655,939)
	TOTAL NET ASSETS—100%	$135,946,745
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended June 30, 2022, were as follows:
Affiliated	Value as of 12/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 6/30/2022	Shares Held as of 6/30/2022	Dividend Income*
Health Care:
Akouos, Inc.	$269,238	$18,314	$—	$(115,570)	$—	$171,982	36,670	$—
Albireo Pharma, Inc.	$805,834	$28,008	$—	$(120,868)	$—	$712,974	35,900	$—
Alector, Inc.	$1,355,239	$—	$(66,387)	$(612,106)	$(77,306)	$599,440	59,000	$—
Amphastar Pharmaceuticals, Inc.	$768,570	$—	$(98,840)	$338,068	$42,860	$1,050,658	30,200	$—
AnaptysBio, Inc.**	$522,779	$313,986	$—	$(246,035)	$—	$590,730	29,100	$—
Annexon, Inc.	$294,144	$204,695	$—	$(306,192)	$—	$192,647	51,100	$—
Arcturus Therapeutics Holdings, Inc.	$1,772,261	$86,350	$—	$(1,048,001)	$—	$810,610	51,500	$—
aTyr Pharma, Inc.	$427,658	$—	$—	$(265,641)	$—	$162,017	57,250	$—
Avidity Biosciences LLC**	$701,215	$—	$—	$(272,580)	$—	$428,635	29,500	$—
ContraFect Corp.	$62,594	$—	$—	$10,472	$—	$73,066	23,800	$—
ContraFect Corp., Warrants, Expiration Date 7/20/2022	$—	$—	$—	$—	$—	$—	87,500	$—
Corcept Therapeutics, Inc.	$2,261,754	$511,440	$—	$484,666	$—	$3,257,860	137,000	$—
Dynavax Technologies Corp.	$2,924,281	$83,713	$(99,716)	$(152,610)	$(97,919)	$2,657,749	211,100	$—
Fusion Pharmaceuticals, Inc.	$—	$108,687	$—	$(73,578)	$—	$35,109	14,100	$—
Gamida Cell Ltd.**	$297,901	$30,569	$(214,616)	$245,752	$(276,851)	$82,755	46,754	$—
IDEAYA Biosciences, Inc.	$562,419	$—	$—	$(234,103)	$—	$328,316	23,791	$—
Merus N.V.	$1,326,060	$—	$(32,049)	$(370,540)	$(13,343)	$910,128	40,200	$—
Minerva Neurosciences, Inc.	$110,378	$—	$—	$(53,363)	$—	$57,015	17,225	$—
Orchard Therapeutics PLC	$19,651	$—	$—	$(10,954)	$—	$8,697	14,887	$—
Orchard Therapeutics PLC, ADR	$229,775	$—	$—	$(128,082)	$—	$101,693	174,072	$—
Otonomy, Inc.	$101,296	$—	$—	$—	$—	$101,296	48,700	$—
Regulus Therapeutics, Inc.	$101,521	$—	$—	$(34,807)	$—	$66,714	32,229	$—
Regulus Therapeutics, Inc.	$111,279	$—	$—	$(38,154)	$—	$73,125	35,326	$—
Rezolute, Inc.	$187,481	$170,817	$—	$(86,416)	$—	$271,882	84,174	$—
Rezolute, Inc., Warrants, Expiration Date 12/31/ 2099	$—	$170,773	$—	$(36,671)	$—	$134,102	44,952	$—
Rezolute, Inc., Warrants, Expiration Date 1/1/ 2099	$6,692	$—	$—	$(2,170)	$—	$4,522	1,400	$—
Rezolute, Inc., Warrants, Expiration Date 10/8/ 2027	$18,278	$—	$—	$(9,445)	$—	$8,833	5,696	$—
Rhythm Pharmaceuticals, Inc.	$351,765	$626,720	$(46,649)	$(407,845)	$(127,251)	$396,740	95,600	$—
Semi-Annual Shareholder Report
6

Affiliated	Value as of 12/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 6/30/2022	Shares Held as of 6/30/2022	Dividend Income*
Scynexis, Inc.	$245,647	$1,932	$—	$(171,479)	$—	$76,100	40,914	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2023	$—	$—	$—	$—	$—	$—	2,520	$—
Scynexis, Inc., Warrants, Expiration Date 4/26/ 2029	$—	$—	$—	$734	$—	$734	644	$—
Scynexis, Inc., Warrants, Expiration Date 1/1/2099	$323,300	$—	$—	$(224,720)	$—	$98,580	53,000	$—
Scynexis, Inc., Warrants, Expiration Date 5/21/ 2024	$57,375	$—	$—	$(53,543)	$—	$3,832	26,500	$—
Seres Therapeutics, Inc.	$1,303,645	$530,869	$(20,427)	$(688,973)	$(24,677)	$1,100,437	320,827	$—
Ultragenyx Pharmaceutical, Inc.	$3,666,324	$—	$(267,486)	$(1,098,032)	$73,662	$2,374,468	39,800	$—
Information Technology:
Domo, Inc.	$382,218	$—	$(32,589)	$(129,624)	$(22,625)	$197,380	7,100	$—
Affiliated Issuers no longer in the portfolio at period end	$2,705,908	$821,176	$(1,782,910)	$(264,810)	$(1,479,364)	$—	—	$13,160
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$24,274,480	$3,708,049	$(2,661,669)	$(6,177,220)	$(2,002,814)	$17,140,826	2,010,031	$13,160

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At June 30, 2022, the Fund no longer has ownership of at least 5% voting shares.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2022, these restricted securities amounted to $87,100, which represented 0.1% of total net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$97,269,942	$—	$156,695	$97,426,637
International	10,706,150	12,328,480	—	23,034,630
Preferred Stocks
International	—	—	288,064	288,064
Domestic	—	—	66,714	66,714
Debt Securities:
U.S. Treasury	—	666,563	—	666,563
Warrants	4,522	112,127	134,102	250,751
Repurchase Agreements	—	20,869,325	—	20,869,325
TOTAL SECURITIES	$107,980,614	$33,976,495	$645,575	$142,602,684

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$24.31	$25.46	$22.63	$18.55	$19.16	$16.70
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.24)	(0.22)	(0.10)	(0.11)	(0.14)
Net realized and unrealized gain (loss)	(7.17)	0.83	5.27	6.15	0.95	4.54
Total From Investment Operations	(7.24)	0.59	5.05	6.05	0.84	4.40
Less Distributions:
Distributions from net realized gain	(2.26)	(1.74)	(2.22)	(1.97)	(1.45)	(1.94)
Net Asset Value, End of Period	$14.81	$24.31	$25.46	$22.63	$18.55	$19.16
Total Return[2]	(31.43)%	2.51%	28.79%	33.82%	3.84%	28.33%
Ratios to Average Net Assets:
Net expenses[3]	1.53%[4]	1.50%	1.50%	1.51%	1.52%	1.54%
Net investment loss	(0.77)%[4]	(0.99)%	(1.01)%	(0.49)%	(0.53)%	(0.77)%
Expense waiver/reimbursement[5]	0.00%[4,6]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,151	$55,366	$63,502	$57,988	$46,160	$47,985
Portfolio turnover[7]	14%	34%	45%	43%	41%	44%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.40	$23.65	$21.27	$17.57	$18.26	$16.04
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.28)	(0.26)	(0.15)	(0.15)	(0.17)
Net realized and unrealized gain (loss)	(6.58)	0.77	4.86	5.82	0.91	4.33
Total From Investment Operations	(6.66)	0.49	4.60	5.67	0.76	4.16
Less Distributions:
Distributions from net realized gain	(2.26)	(1.74)	(2.22)	(1.97)	(1.45)	(1.94)
Net Asset Value, End of Period	$13.48	$22.40	$23.65	$21.27	$17.57	$18.26
Total Return[2]	(31.53)%	2.26%	28.48%	33.52%	3.58%	27.97%
Ratios to Average Net Assets:
Net expenses[3]	1.78%[4]	1.75%	1.75%	1.76%	1.77%	1.79%
Net investment loss	(1.02)%[4]	(1.24)%	(1.26)%	(0.74)%	(0.77)%	(1.02)%
Expense waiver/reimbursement[5]	0.00%[4,6]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,795	$150,983	$169,061	$129,327	$105,132	$96,037
Portfolio turnover[7]	14%	34%	45%	43%	41%	44%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in repurchase agreements	$20,869,325
Investment in securities	121,733,359
Investment in securities, at value including $5,885,563 of securities loaned and $17,140,826 of investment in affiliated companies* (identified cost $106,065,035)	142,602,684
Cash	883
Income receivable	66,230
Receivable for investments sold	44,479
Receivable for shares sold	104,293
Total Assets	142,818,569
Liabilities:
Payable for investments purchased	530,870
Payable for shares redeemed	197,828
Payable for collateral due to broker for securities lending (Note 2)	6,066,325
Payable for investment adviser fee (Note 5)	4,863
Payable for administrative fee (Note 5)	295
Payable for distribution services fee (Note 5)	20,919
Accrued expenses (Note 5)	50,724
Total Liabilities	6,871,824
Net assets for 9,846,924 shares outstanding	$135,946,745
Net Assets Consist of:
Paid-in capital	$104,870,763
Total distributable earnings (loss)	31,075,982
Total Net Assets	$135,946,745
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$36,151,477 ÷ 2,441,534 shares outstanding, no par value, unlimited shares authorized	$14.81
Service Shares:
$99,795,268 ÷ 7,405,390 shares outstanding, no par value, unlimited shares authorized	$13.48

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Dividends (including $13,160 received from affiliated companies* and net of foreign taxes withheld of $16,944)	$569,600
Interest	28,872
Net income on securities loaned (Note 2)	8,902
TOTAL INCOME	607,374
Expenses:
Investment adviser fee (Note 5)	1,041,537
Administrative fee (Note 5)	63,715
Custodian fees	17,391
Transfer agent fees	8,077
Directors’/Trustees’ fees (Note 5)	1,143
Auditing fees	17,142
Legal fees	4,045
Portfolio accounting fees	36,140
Distribution services fee (Note 5)	147,177
Printing and postage	21,207
Miscellaneous (Note 5)	15,281
TOTAL EXPENSES	1,372,855
Waiver of investment adviser fee (Note 5)	(962)
Net expenses	1,371,893
Net investment loss	(764,519)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(2,002,814) on sales of investments in affiliated companies*)	(4,012,150)
Net realized gain on foreign currency transactions	2,427
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(6,177,220) on investments in affiliated companies*)	(59,498,250)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(120)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(63,508,093)
Change in net assets resulting from operations	$(64,272,612)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(764,519)	$(2,635,104)
Net realized gain (loss)	(4,009,723)	21,835,489
Net change in unrealized appreciation/depreciation	(59,498,370)	(13,043,996)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(64,272,612)	6,156,389
Distributions to Shareholders:
Primary Shares	(5,000,707)	(4,188,149)
Service Shares	(15,209,394)	(12,290,249)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,210,101)	(16,478,398)
Share Transactions:
Proceeds from sale of shares	12,170,640	31,737,876
Net asset value of shares issued to shareholders in payment of distributions declared	20,210,085	16,478,386
Cost of shares redeemed	(18,299,987)	(64,108,774)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,080,738	(15,892,512)
Change in net assets	(70,401,975)	(26,214,521)
Net Assets:
Beginning of period	206,348,720	232,563,241
End of period	$135,946,745	$206,348,720
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
14

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $962 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report
15

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker. the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
During the six months ended June 30, 2022, the Fund held no futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
During the six months ended June 30, 2022, the Fund held no foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report
16

As of June 30, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$5,885,563	$6,066,325
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, held at June 30, 2022, is as follows:
Security	Acquisition Date	Cost	Value
Immatics N.V.	6/30/2020	$100,000	$87,100
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	71,005	$1,261,632	79,728	$1,955,393
Shares issued to shareholders in payment of distributions declared	277,971	5,000,705	177,614	4,188,147
Shares redeemed	(184,561)	(3,372,700)	(474,074)	(11,765,919)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	164,415	$2,889,637	(216,732)	$(5,622,379)
	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	649,872	$10,909,008	1,311,017	$29,782,483
Shares issued to shareholders in payment of distributions declared	928,534	15,209,380	564,549	12,290,239
Shares redeemed	(913,648)	(14,927,287)	(2,283,278)	(52,342,855)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	664,758	$11,191,101	(407,712)	$(10,270,133)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	829,173	$14,080,738	(624,444)	$(15,892,512)
4. FEDERAL TAX INFORMATION
At June 30, 2022, the cost of investments for federal tax purposes was $106,065,035. The net unrealized appreciation of investments for federal tax purposes was $36,537,649. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,132,193 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,594,544.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2022, the Adviser voluntarily waived $962 of its fee.
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17

Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2022, the Sub-Adviser earned a fee of $854,060.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2022, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$147,177
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2022, FSC retained $420 of fees paid by the Fund. For the six months ended June 30, 2022, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Interfund Transactions
During the six months ended June 30, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $136,753 and $272,121, respectively. Net realized loss recognized on these transactions was $(133,139).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2022, were as follows:
Purchases	$20,710,724
Sales	$37,726,577
Semi-Annual Shareholder Report
18

7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the six months ended June 30, 2022, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$685.70	$6.39
Service Shares	$1,000	$684.70	$7.44
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.21	$7.65
Service Shares	$1,000	$1,015.97	$8.90

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.53%
Service Shares	1.78%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Kaufmann Fund II (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board
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members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2021. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes
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from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
27

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
28

Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2022

Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2022 through June 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2022, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	47.3%
Domestic Equity Securities	38.8%
International Equity Securities	0.7%
Other[2]	0.2%
Project and Trade Finance Core Fund	1.9%
Federated Hermes High Income Bond Fund II, Class P	1.8%
Emerging Markets Core Fund	1.2%
Bank Loan Core Fund	0.9%
Federated Hermes Short-Intermediate Government Fund, Institutional Shares[3]	0.0%
Cash Equivalents[4]	1.4%
Derivative Contracts[5]	(0.1)%
Repurchase Agreement	6.3%
Other Assets and Liabilities—Net[6]	(0.4)%
TOTAL	100%
At June 30, 2022, the Fund’s sector composition7 of the Fund’s equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	19.5%
Health Care	17.3%
Industrials	9.9%
Information Technology	8.9%
Communication Services	8.7%
Consumer Staples	7.3%
Energy	7.2%
Utilities	6.0%
Consumer Discretionary	5.8%
Real Estate	5.1%
Materials	4.3%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the
Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

2	Other Security Type consists of purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS)
except that the Co-Advisers assign a classification to securities not classified by the GICS and to securities for which the Co-Advisers do not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2022 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.5%
		Communication Services—3.5%
302	[1]	Alphabet, Inc., Class A	$ 658,136
204	[1]	Alphabet, Inc., Class C	446,240
17,049		AT&T, Inc.	357,347
10,991		Comcast Corp., Class A	431,287
1,755		Electronic Arts, Inc.	213,496
9,383		Interpublic Group of Cos., Inc.	258,314
1,692	[1]	Liberty Broadband Corp.	192,126
4,172	[1]	Live Nation Entertainment, Inc.	344,524
30,237		Lumen Technologies, Inc.	329,886
7,394	[1]	Meta Platforms, Inc.	1,192,282
1,644	[1]	T-Mobile USA, Inc.	221,184
18,071		Verizon Communications, Inc.	917,103
6,717		Walt Disney Co.	634,085
7,085	[1]	Warner Bros. Discovery, Inc.	95,081
		TOTAL	6,291,091
		Consumer Discretionary—2.3%
2,849	[1]	Aptiv PLC	253,760
120	[1]	AutoZone, Inc.	257,894
221	[1]	Bright Horizons Family Solutions, Inc.	18,679
375		Domino’s Pizza, Inc.	146,141
794	[1]	DoorDash, Inc.	50,951
5,696		eBay, Inc.	237,352
19,258		Ford Motor Co.	214,342
1,483		Genuine Parts Co.	197,239
1,953	[1]	Grand Canyon Education, Inc.	183,953
418		Home Depot, Inc.	114,645
2,330		Kohl’s Corp.	83,158
351		Lear Corp.	44,187
1,283		LKQ Corp.	62,983
2,981		Macy’s, Inc.	54,612
2,971		McDonald’s Corp.	733,481
284	[1]	O’Reilly Automotive, Inc.	179,420
1,986		PVH Corp.	113,003
2,053		Ralph Lauren Corp.	184,052
1,714	[1]	Rivian Automotive, Inc.	44,118
9	[1]	Royal Caribbean Cruises, Ltd.	314
30,000	[1]	Solo Brands, Inc.	121,800
11,172		Tapestry, Inc.	340,970
1,631		Target Corp.	230,346
386	[1]	Terminix Global Holdings, Inc.	15,691
502		Toll Brothers, Inc.	22,389
106		Vail Resorts, Inc.	23,113
1,686		Wyndham Hotels & Resorts, Inc.	110,804
1,131		Yum! Brands, Inc.	128,380
		TOTAL	4,167,777
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—2.9%
1,134		Albertsons Cos., Inc.	$ 30,300
15,822		Altria Group, Inc.	660,885
3,947		Archer-Daniels-Midland Co.	306,287
911		Casey’s General Stores, Inc.	168,517
1,749		Hershey Foods Corp.	376,315
10,199		Kroger Co.	482,719
4,067		Mondelez International, Inc.	252,520
2,288		PepsiCo, Inc.	381,318
5,173		Philip Morris International, Inc.	510,782
7,749		Procter & Gamble Co.	1,114,229
9,602		The Coca-Cola Co.	604,062
516		Tyson Foods, Inc., Class A	44,407
2,892		WalMart, Inc.	351,609
		TOTAL	5,283,950
		Energy—2.8%
9,714		APA Corp.	339,019
2,744		Cheniere Energy, Inc.	365,034
6,417		Chevron Corp.	929,053
9,100		ConocoPhillips	817,271
3,163		Devon Energy Corp.	174,313
17,807		Exxon Mobil Corp.	1,524,991
6,029		Kinder Morgan, Inc.	101,046
15,974		Marathon Oil Corp.	359,096
5,068		Occidental Petroleum Corp.	298,404
2,169		ONEOK, Inc.	120,379
4,327		Schlumberger Ltd.	154,734
		TOTAL	5,183,340
		Financials—7.7%
1,125		Affiliated Managers Group	131,175
2,367		Allstate Corp.	299,970
10,822		Ally Financial, Inc.	362,645
763		American Express Co.	105,767
1,137		American Financial Group, Inc.	157,827
10,266		American International Group, Inc.	524,901
932		Ameriprise Financial, Inc.	221,518
8,612		Annaly Capital Management, Inc.	50,897
2,860		Axis Capital Holdings Ltd.	163,277
21,578		Bank of America Corp.	671,723
8,731		Bank of New York Mellon Corp.	364,170
6,307	[1]	Berkshire Hathaway, Inc., Class B	1,721,937
412		BlackRock, Inc.	250,924
919	[1]	Brighthouse Financial, Inc.	37,697
573		Capital One Financial Corp.	59,701
1,509		Charles Schwab Corp.	95,339
3,406		Chubb Ltd.	669,551
14,142		Citigroup, Inc.	650,391
1,410		CME Group, Inc.	288,627
1,365		Discover Financial Services	129,102
15,060		Equitable Holdings, Inc.	392,614
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
1,632		Goldman Sachs Group, Inc.	$ 484,737
759		Intercontinental Exchange, Inc.	71,376
3,969		Janus Henderson Group PLC	93,311
14,640		JPMorgan Chase & Co.	1,648,610
10,052		KeyCorp	173,196
1,780		MetLife, Inc.	111,766
8,221		MGIC Investment Corp.	103,585
2,482		Morgan Stanley	188,781
8,505		OneMain Holdings, Inc.	317,917
4,767		Popular, Inc.	366,725
1,253		Raymond James Financial, Inc.	112,031
21,905		Regions Financial Corp.	410,719
631		S&P Global, Inc.	212,685
19,674		SLM Corp.	313,603
2,426		State Street Corp.	149,563
6,601		Synchrony Financial	182,320
3,905		The Hartford Financial Services Group, Inc.	255,504
2,178		The Travelers Cos., Inc.	368,365
7,862		Truist Financial Corp.	372,895
1,494		U.S. Bancorp	68,754
156		Virtu Financial, Inc.	3,652
8,624		Wells Fargo & Co.	337,802
5,130		Western Alliance Bancorp	362,178
448		Zions Bancorporation, N.A.	22,803
		TOTAL	14,082,631
		Health Care—6.8%
5,158		Abbott Laboratories	560,417
1,258		Agilent Technologies, Inc.	149,413
690	[1]	Biogen, Inc.	140,719
13,309		Bristol-Myers Squibb Co.	1,024,793
1,213	[1]	Centene Corp.	102,632
125		CIGNA Corp.	32,940
3,307		CVS Health Corp.	306,427
2,321		Danaher Corp.	588,420
321		Dentsply Sirona, Inc.	11,469
1,454		Elevance Health, Inc.	701,671
470		Eli Lilly & Co.	152,388
10,976		Gilead Sciences, Inc.	678,427
6,227	[1]	Hologic, Inc.	431,531
10,797		Johnson & Johnson	1,916,575
1,253		Laboratory Corp. of America Holdings	293,653
1,609		McKesson Corp.	524,872
2,241		Medtronic PLC	201,130
9,930		Merck & Co., Inc.	905,318
2,499	[1]	Mirati Therapeutics, Inc.	167,758
257	[1]	Moderna, Inc.	36,712
1,154	[1]	Molina Healthcare, Inc.	322,670
18,311		Pfizer, Inc.	960,046
10,531		Premier, Inc.	375,746
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
2,639		Quest Diagnostics, Inc.	$ 350,934
240	[1]	Regeneron Pharmaceuticals, Inc.	141,871
287	[1]	Tandem Diabetes Care, Inc.	16,987
4,661	[1]	Teladoc Health, Inc.	154,792
995		Thermo Fisher Scientific, Inc.	540,564
796		UnitedHealth Group, Inc.	408,849
1,032	[1]	Vertex Pharmaceuticals, Inc.	290,807
		TOTAL	12,490,531
		Industrials—3.9%
2,890		3M Co.	373,995
533		Acuity Brands, Inc.	82,103
3,006		AECOM	196,051
990		Allison Transmission Holdings, Inc.	38,066
530	[1]	Boeing Co.	72,462
6,436	[1]	Builders Firstsource, Inc.	345,613
545	[1]	CACI International, Inc., Class A	153,570
355		Caterpillar, Inc.	63,460
3,747		CSX Corp.	108,888
124		Curtiss Wright Corp.	16,375
250		Dover Corp.	30,330
1,383		Eaton Corp. PLC	174,244
471		Emerson Electric Co.	37,463
2,657		General Dynamics Corp.	587,861
859		General Electric Co.	54,693
940	[1]	GXO Logistics, Inc.	40,674
3,854		Honeywell International, Inc.	669,864
133		Huntington Ingalls Industries, Inc.	28,970
1,765		Ingersoll-Rand, Inc.	74,271
38,751	[1]	Jet Blue Airways Corp.	324,346
7,152		Johnson Controls International PLC	342,438
2,330		L3Harris Technologies, Inc.	563,161
1,281		Manpower, Inc.	97,881
53		Masco Corp.	2,682
1,118	[1]	Mastec, Inc.	80,116
2,401		Norfolk Southern Corp.	545,723
365		Northrop Grumman Corp.	174,678
3,852		OshKosh Truck Corp.	316,403
1,876		Otis Worldwide Corp.	132,577
262		Owens Corning, Inc.	19,469
769		Parker-Hannifin Corp.	189,212
78		Quanta Services, Inc.	9,777
3,282		Raytheon Technologies Corp.	315,433
295		Republic Services, Inc.	38,607
1,126		Textron, Inc.	68,765
1,049		Trane Technologies PLC	136,234
5,381	[1]	Uber Technologies, Inc.	110,095
629	[1]	United Rentals, Inc.	152,790
2,556		Waste Management, Inc.	391,017
		TOTAL	7,160,357
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—3.5%
192	[1]	Advanced Micro Devices, Inc.	$ 14,682
292		Automatic Data Processing, Inc.	61,332
866	[1]	Block, Inc.	53,224
11,560		Cisco Systems, Inc.	492,918
2,884		Cognizant Technology Solutions Corp.	194,641
2,727	[1]	Coupa Software, Inc.	155,712
6,491		Dell Technologies, Inc.	299,949
2,797		Fidelity National Information Services, Inc.	256,401
996	[1]	Fiserv, Inc.	88,614
22,886		Hewlett Packard Enterprise Co.	303,468
2,434		IBM Corp.	343,657
22,796		Intel Corp.	852,798
14,021		Juniper Networks, Inc.	399,599
918	[1]	Manhattan Associates, Inc.	105,203
2,939		Marvell Technology, Inc.	127,935
8,804		Micron Technology, Inc.	486,685
5,517		NortonLifeLock, Inc.	121,153
13,076	[1]	Nutanix, Inc.	191,302
346	[1]	Okta, Inc.	31,278
5,052	[1]	ON Semiconductor Corp.	254,166
1,521		Oracle Corp.	106,272
1,318	[1]	PayPal Holdings, Inc.	92,049
2,696	[1]	Procore Technologies, Inc.	122,371
423		Roper Technologies, Inc.	166,937
2,782	[1]	Salesforce, Inc.	459,141
758	[1]	Snowflake, Inc.	105,408
5,197	[1]	Teradata Corp.	192,341
968	[1]	UiPath, Inc.	17,608
1,214	[1]	Unity Software, Inc.	44,700
536	[1]	Verisign, Inc.	89,689
4,967	[1]	Western Digital Corp.	222,671
		TOTAL	6,453,904
		Materials—1.7%
144		Air Products & Chemicals, Inc.	34,629
643		Alcoa Corp.	29,308
1,199		Avery Dennison Corp.	194,082
6,667	[1]	Axalta Coating Systems Ltd.	147,407
7,019	[1]	Cleveland-Cliffs, Inc.	107,882
1,232		Corteva, Inc.	66,701
1,848		Ecolab, Inc.	284,149
12,166		Freeport-McMoRan, Inc.	355,977
9,300	[1]	Ivanhoe Electric, Inc.	80,910
2,860		Linde PLC	822,336
1,990		LyondellBasell Industries N.V.	174,045
3,458		Newmont Corp.	206,339
751		Nucor Corp.	78,412
3,364		Olin Corp.	155,686
424		United States Steel Corp.	7,594
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
8,455		WestRock Co.	$ 336,847
		TOTAL	3,082,304
		Real Estate—2.0%
7,859		Apartment Income REIT Corp.	326,934
5,158	[1]	CBRE Group, Inc.	379,680
5,558		Duke Realty Corp.	305,412
1,973		Extra Space Storage, Inc.	335,647
1,419		First Industrial Realty Trust	67,374
9,808		Host Hotels & Resorts, Inc.	153,790
995		Jones Lang LaSalle, Inc.	173,986
5,459		ProLogis, Inc.	642,251
1,302		Public Storage	407,096
291		SBA Communications Corp.	93,135
8,216		UDR, Inc.	378,265
13,952		Weyerhaeuser Co.	462,090
		TOTAL	3,725,660
		Utilities—2.4%
17,550		AES Corp.	368,726
4,155		CMS Energy Corp.	280,463
3,111		DTE Energy Co.	394,319
6,564		Duke Energy Corp.	703,726
7,094		Exelon Corp.	321,500
178		FirstEnergy Corp.	6,833
193		National Fuel Gas Co.	12,748
12,271		NextEra Energy, Inc.	950,512
16,442		PPL Corp.	446,072
3,786		Public Service Enterprises Group, Inc.	239,578
6,033		Southern Co.	430,213
6,891		Vistra Corp.	157,459
		TOTAL	4,312,149
		TOTAL COMMON STOCKS (IDENTIFIED COST $63,791,330)	72,233,694
		U.S. TREASURIES—21.3%
		Treasury Inflation-Indexed Note—0.0%
$ 12,200		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	11,451
		U.S. Treasury Bond—3.9%
150,000		United States Treasury Bond, 1.375%, 11/15/2040	107,508
760,000		United States Treasury Bond, 1.625%, 11/15/2050	531,762
860,000		United States Treasury Bond, 2.375%, 2/15/2042	725,894
20,000		United States Treasury Bond, 2.750%, 11/15/2047	17,844
4,150,000		United States Treasury Bond, 2.875%, 5/15/2052	3,901,000
1,000		United States Treasury Bond, 3.000%, 11/15/2044	922
900,000		United States Treasury Bond, 3.000%, 2/15/2049	854,297
1,100,000		United States Treasury Bond, 3.125%, 5/15/2048	1,060,125
		TOTAL	7,199,352
		U.S. Treasury Note—17.4%
1,350,000		United States Treasury Note, 0.125%, 11/30/2022	1,337,843
500,000		United States Treasury Note, 0.125%, 4/30/2023	488,805
1,900,000		United States Treasury Note, 0.125%, 6/30/2023	1,848,220
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—continued
$ 2,000,000	United States Treasury Note, 0.250%, 9/30/2023	$ 1,934,247
5,200,000	United States Treasury Note, 0.500%, 3/15/2023	5,119,840
330,000	United States Treasury Note, 0.625%, 7/31/2026	299,140
900,000	United States Treasury Note, 0.625%, 8/15/2030	745,383
400,000	United States Treasury Note, 0.875%, 11/15/2030	337,344
675,000	United States Treasury Note, 1.250%, 12/31/2026	623,742
500,000	United States Treasury Note, 1.375%, 12/31/2028	450,316
1,000,000	United States Treasury Note, 1.375%, 11/15/2031	866,250
400,000	United States Treasury Note, 1.500%, 1/31/2027	373,377
400,000	United States Treasury Note, 1.625%, 5/15/2031	357,000
900,000	United States Treasury Note, 1.750%, 12/31/2024	872,156
775,000	United States Treasury Note, 1.750%, 3/15/2025	749,268
900,000	United States Treasury Note, 2.125%, 11/30/2024	881,193
1,150,000	United States Treasury Note, 2.250%, 3/31/2024	1,135,563
50,000	United States Treasury Note, 2.250%, 11/15/2027	47,918
525,000	United States Treasury Note, 2.375%, 3/31/2029	502,277
3,500,000	United States Treasury Note, 2.500%, 4/30/2024	3,469,784
500,000	United States Treasury Note, 2.500%, 5/31/2024	495,544
1,970,000	United States Treasury Note, 2.500%, 3/31/2027	1,921,827
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,727,430
500,000	United States Treasury Note, 2.750%, 4/30/2027	493,161
1,400,000	United States Treasury Note, 2.750%, 5/31/2029	1,371,696
40,000	United States Treasury Note, 2.875%, 5/31/2025	39,825
300,000	United States Treasury Note, 2.875%, 5/15/2028	296,293
175,000	United States Treasury Note, 2.875%, 5/15/2032	172,813
780,000	United States Treasury Note, 3.000%, 6/30/2024	780,487
	TOTAL	31,738,742
	TOTAL U.S. TREASURIES (IDENTIFIED COST $40,355,246)	38,949,545
	CORPORATE BONDS—9.8%
	Basic Industry - Chemicals—0.1%
50,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	49,174
75,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	72,515
	TOTAL	121,689
	Basic Industry - Metals & Mining—0.2%
50,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	44,293
20,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	13,676
225,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	225,740
	TOTAL	283,709
	Capital Goods - Aerospace & Defense—0.3%
100,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	89,075
20,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	13,489
75,000	Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	75,206
75,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	74,828
60,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	56,163
25,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	24,500
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	92,603
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	96,586
	TOTAL	522,450
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.1%
$ 10,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	$ 8,854
20,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	19,528
90,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	82,833
	TOTAL	111,215
	Capital Goods - Construction Machinery—0.1%
100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	94,250
150,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	145,015
	TOTAL	239,265
	Capital Goods - Diversified Manufacturing—0.1%
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	32,990
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	27,008
55,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	50,334
60,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	52,493
45,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	37,541
	TOTAL	200,366
	Capital Goods - Packaging—0.1%
125,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	124,542
	Communications - Cable & Satellite—0.2%
50,000	CCO Safari II LLC, 6.484%, 10/23/2045	48,712
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	16,490
225,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	218,859
100,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	100,536
75,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	65,597
	TOTAL	450,194
	Communications - Media & Entertainment—0.3%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	82,639
200,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	199,568
75,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	70,739
50,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 6/1/2029	47,043
75,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	66,237
40,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	35,679
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	33,474
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	37,727
	TOTAL	573,106
	Communications - Telecom Wireless—0.2%
75,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	75,926
75,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	53,955
90,000	T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	67,260
50,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	50,257
60,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	57,223
	TOTAL	304,621
	Communications - Telecom Wirelines—0.2%
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	91,535
153,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	118,518
45,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	40,059
55,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	44,871
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	88,868
	TOTAL	383,851
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—0.3%
$ 150,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	$ 150,232
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	129,256
100,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	103,526
75,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	63,461
100,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	100,458
	TOTAL	546,933
	Consumer Cyclical - Leisure—0.1%
75,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	67,103
75,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	63,925
	TOTAL	131,028
	Consumer Cyclical - Retailers—0.2%
45,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	38,277
75,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	68,272
50,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	43,143
15,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	14,828
75,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	64,745
30,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	28,025
150,000	Home Depot, Inc., Sr. Unsecd. Note, 3.300%, 4/15/2040	127,606
	TOTAL	384,896
	Consumer Cyclical - Services—0.1%
65,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	45,949
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	118,731
	TOTAL	164,680
	Consumer Non-Cyclical - Food/Beverage—0.3%
30,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	28,253
150,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	135,099
75,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	60,077
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	20,658
100,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	96,007
145,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	119,299
70,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	58,449
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	53,771
75,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	66,008
	TOTAL	637,621
	Consumer Non-Cyclical - Health Care—0.2%
60,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	49,643
19,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	17,592
65,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	45,909
100,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	84,504
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	26,928
55,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	37,667
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	9,827
100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	94,849
	TOTAL	366,919
	Consumer Non-Cyclical - Pharmaceuticals—0.3%
83,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	83,601
75,000	AstraZeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	65,365
200,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	195,376
70,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	57,438
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	$ 51,586
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	37,660
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	61,950
100,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	74,149
	TOTAL	627,125
	Consumer Non-Cyclical - Tobacco—0.1%
75,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	48,052
50,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	36,748
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	94,316
55,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	56,412
	TOTAL	235,528
	Energy - Independent—0.0%
70,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	68,332
	Energy - Integrated—0.1%
35,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	33,990
80,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	63,801
185,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	178,708
	TOTAL	276,499
	Energy - Midstream—0.3%
25,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	21,193
20,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	19,399
35,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 144A, 3.000%, 11/15/2029	31,579
115,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	92,799
15,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	15,096
85,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	83,844
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	50,102
65,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	55,552
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	27,214
90,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	80,957
	TOTAL	477,735
	Energy - Refining—0.1%
50,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	44,151
50,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	48,610
50,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	42,014
	TOTAL	134,775
	Financial Institution - Banking—1.9%
115,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	114,774
235,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	190,139
325,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	302,955
75,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	74,757
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	198,008
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	49,462
75,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.273%, 3/1/2030	66,438
70,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	59,401
180,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	176,454
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	164,500
90,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	85,041
40,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	39,561
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	88,570
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	$ 217,505
275,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	269,271
120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	96,021
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	85,913
325,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	304,326
275,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	261,186
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	31,503
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	43,670
100,000	PNC Financial Services Group, Sub. Note, 4.626%, 6/6/2033	96,710
75,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	75,487
450,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	427,278
	TOTAL	3,518,930
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
65,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	49,431
75,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	74,278
	TOTAL	123,709
	Financial Institution - Insurance - Health—0.1%
130,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	105,005
	Financial Institution - Insurance - Life—0.2%
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	125,860
100,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	96,924
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	92,139
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	59,087
75,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	70,449
	TOTAL	444,459
	Financial Institution - Insurance - P&C—0.2%
30,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	29,391
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	79,887
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	274,185
	TOTAL	383,463
	Financial Institution - REIT - Apartment—0.2%
125,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	119,752
125,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	124,228
100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	94,559
	TOTAL	338,539
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	77,616
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	119,302
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	63,358
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	99,051
	TOTAL	359,327
	Financial Institution - REIT - Office—0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	97,903
100,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	97,208
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	30,948
	TOTAL	226,059
	Financial Institution - REIT - Other—0.1%
60,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	55,948
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—continued
$ 50,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	$ 50,279
	TOTAL	106,227
	Financial Institution - REIT - Retail—0.1%
125,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	120,322
	Technology—0.6%
150,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	115,004
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	45,758
92,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	87,388
20,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	18,345
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,808
50,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	44,640
100,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	96,565
85,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	77,608
80,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	80,076
100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	98,309
65,000	Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	47,958
200,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	200,175
100,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	69,650
100,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	96,452
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	25,125
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	35,417
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	27,597
	TOTAL	1,169,875
	Technology Services—0.1%
100,000	Fortinet Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	88,043
80,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	64,468
	TOTAL	152,511
	Transportation - Railroads—0.2%
75,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	73,966
110,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	86,062
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	56,230
100,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	88,510
	TOTAL	304,768
	Transportation - Services—0.3%
65,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	50,822
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	69,929
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	63,333
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	199,472
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	199,559
	TOTAL	583,115
	Utility - Electric—1.1%
165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	142,323
50,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	48,402
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	83,622
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	63,510
200,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	187,685
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	98,690
75,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	71,885
50,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	44,114
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 100,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	$ 99,606
100,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	93,950
25,000	Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	21,615
100,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	80,678
93,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	87,578
190,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	171,142
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	46,057
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	168,139
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	57,341
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	285,806
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	109,410
100,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	89,898
	TOTAL	2,051,451
	Utility - Natural Gas—0.3%
100,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	99,777
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	32,504
70,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	70,344
130,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	122,212
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	106,382
90,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	89,083
	TOTAL	520,302
	TOTAL CORPORATE BONDS (IDENTIFIED COST $19,722,396)	17,875,141
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
	Agency Commercial Mortgage-Backed Securities—0.2%
231,387	Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	210,774
290,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.851%, 10/25/2048	283,256
	TOTAL	494,030
	Commercial Mortgage—0.4%
110,000	Bank, Class A4, 3.393%, 3/15/2064	102,830
85,000	Bank, Class A4, 3.488%, 11/15/2050	82,059
200,000	Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	168,070
50,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	48,119
200,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	192,018
100,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	95,531
	TOTAL	688,627
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,280,722)	1,182,657
	FOREIGN GOVERNMENTS/AGENCIES—0.2%
	Sovereign—0.2%
200,000	Mexico, Government of, 3.750%, 1/11/2028	191,507
100,000	Poland, Government of, 4.000%, 1/22/2024	99,899
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $301,950)	291,406
	MORTGAGE-BACKED SECURITIES—0.0%
	Government National Mortgage Association—0.0%
3,791	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	4,053
2,397	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,583
6,806	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	7,309
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 7,620		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	$ 8,209
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $23,637)	22,154
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,633	[2]	Federal National Mortgage Association ARM, 2.094%, 9/1/2037 (IDENTIFIED COST $1,644)	1,686
		PURCHASED PUT OPTIONS—0.2%
1,000	[1]	SPDR S&P 500 ETF Trust, Notional Amount $37,725,000, Exercise Price $370. Expiration Date 7/1/2022	54,500
1,000	[1]	SPDR S&P 500 ETF Trust, Notional Amount $37,725,000, Exercise Price $370. Expiration Date 7/8/2022	321,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $175,441)	375,500
		INVESTMENT COMPANIES—21.8%
184,380		Bank Loan Core Fund	1,624,384
289,145		Emerging Markets Core Fund	2,264,004
613,983		Federated Hermes High Income Bond Fund II, Class P	3,204,993
1,068		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	10,947
3,318,612		Mortgage Core Fund	29,303,345
395,829		Project and Trade Finance Core Fund	3,412,049
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $42,524,792)	39,819,722
		REPURCHASE AGREEMENT—6.3%
$11,597,000		Interest in $2,386,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,386,102,731 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $2,433,824,785. (IDENTIFIED COST $11,597,000)	11,597,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $179,774,158)[3]	182,348,505
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	584,191
		TOTAL NET ASSETS—100%	$182,932,696
At June 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 10-Year Long Futures	20	$2,370,625	September 2022	$57,455
[1]United States Treasury Notes 10-Year Ultra Long Futures	12	$1,528,500	September 2022	$57,552
[1]United States Treasury Notes 2-Year Long Futures	35	$7,350,547	September 2022	$(41,217)
[1]United States Treasury Notes 5-Year Long Futures	40	$4,490,000	September 2022	$(960)
Short Futures:
1S&P 500 E-Mini Short Futures	87	$16,484,325	September 2022	$(191,711)
[1]United States Treasury Ultra Bond Short Futures	4	$617,375	September 2022	$(6,509)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(125,390)
Net Unrealized Appreciation/Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Affiliates	Value as of 12/31/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2022	Shares Held as of 6/30/2022	Dividend Income
Bank Loan Core Fund	$4,642,689	$105,546	$(2,780,000)	$(228,619)	$(115,232)	$1,624,384	184,380	$114,753
Emerging Markets Core Fund	$3,587,549	$92,231	$(800,000)	$(557,932)	$(57,844)	$2,264,004	289,145	$100,460
Federated Hermes High Income Bond Fund II, Class P	$6,958,443	$282,541	$(3,075,000)	$(1,428,995)	$468,004	$3,204,993	613,983	$282,542
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,649	$64	$—	$(766)	$—	$10,947	1,068	$55
Mortgage Core Fund	$25,374,632	$6,736,070	$—	$(2,807,357)	$—	$29,303,345	3,318,612	$314,612
Project and Trade Finance Core Fund	$3,423,115	$55,521	$—	$(66,587)	$—	$3,412,049	395,829	$66,870
TOTAL OF AFFILIATED TRANSACTIONS	$43,998,077	$7,271,973	$(6,655,000)	$(5,090,256)	$294,928	$39,819,722	4,803,017	$879,292

1	Non-income-producing security.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	The cost of investments for federal tax purposes amounts to $179,771,120.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$68,900,913	$—	$—	$68,900,913
International	3,332,781	—	—	3,332,781
Debt Securities:
U.S. Treasuries	—	38,949,545	—	38,949,545
Corporate Bonds	—	17,875,141	—	17,875,141
Commercial Mortgage-Backed Securities	—	1,182,657	—	1,182,657
Foreign Governments/Agencies	—	291,406	—	291,406
Mortgage-Backed Securities	—	22,154	—	22,154
Adjustable Rate Mortgage	—	1,686	—	1,686
Purchased Put Options	375,500	—	—	375,500
Investment Companies[1]	36,407,673	—	—	39,819,722
Repurchase Agreement	—	11,597,000	—	11,597,000
TOTAL SECURITIES	$109,016,867	$69,919,589	$—	$182,348,505
Other Financial Instruments:[2]
Assets	$115,007	$—	$—	$115,007
Liabilities	(240,397)	—	—	(240,397)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(125,390)	$—	$—	$(125,390)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,412,049 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.90	$11.09	$11.30	$9.60	$10.80	$9.52
Income From Investment Operations:
Net investment income (loss)[1]	0.08	0.19	0.19	0.24	0.23	0.29
Net realized and unrealized gain (loss)	(1.60)	1.83	(0.13)	1.68	(1.13)	1.39
Total From Investment Operations	(1.52)	2.02	0.06	1.92	(0.90)	1.68
Less Distributions:
Distributions from net investment income	(0.21)	(0.21)	(0.27)	(0.22)	(0.30)	(0.40)
Distributions from net realized gain	(2.67)	—	—	—	—	—
Total Distributions	(2.88)	(0.21)	(0.27)	(0.22)	(0.30)	(0.40)
Net Asset Value, End of Period	$8.50	$12.90	$11.09	$11.30	$9.60	$10.80
Total Return[2]	(13.35)%	18.51%	0.93%	20.23%	(8.49)%	18.11%
Ratios to Average Net Assets:
Net expenses[3]	0.95%[4]	0.93%	0.92%	0.91%	0.89%	0.83%
Net investment income	1.58%[4]	1.58%	1.82%	2.28%	2.26%	2.91%
Expense waiver/reimbursement[5]	0.10%[4]	0.02%	0.01%	0.02%	0.03%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$181,362	$217,682	$586,281	$651,498	$632,957	$621,804
Portfolio turnover[6]	33%	60%	61%	47%	96%	71%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,			Period Ended 12/31/2018[1]
		2021	2020	2019
Net Asset Value, Beginning of Period	$12.90	$11.09	$11.27	$9.59	$10.08
Income From Investment Operations:
Net investment income (loss)[2]	0.07	0.16	0.16	0.21	0.13
Net realized and unrealized gain (loss)	(1.62)	1.84	(0.12)	1.68	(0.62)
Total From Investment Operations	(1.55)	2.00	0.04	1.89	(0.49)
Less Distributions:
Distributions from net investment income	—	(0.19)	(0.22)	(0.21)	—
Distributions from net realized gain	(2.67)	—	—	—	—
Total Distributions	(2.67)	(0.19)	(0.22)	(0.21)	—
Net Asset Value, End of Period	$8.68	$12.90	$11.09	$11.27	$9.59
Total Return[3]	(13.50)%	18.25%	0.71%	19.92%	(4.86)%
Ratios to Average Net Assets:
Net expenses[4]	1.20%[5]	1.16%	1.17%	1.16%	1.15%[5]
Net investment income	1.33%[5]	1.38%	1.57%	2.03%	1.91%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.02%	0.01%	0.02%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,571	$1,949	$39,680	$44,161	$44,037
Portfolio turnover[7]	33%	60%	61%	47%	96%[8]

1	Reflects operations for the period from April 26, 2018 (commencement of operations) to December 31, 2018.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $39,819,722 of investment in affiliated holdings* (identified cost $179,774,158)	$182,348,505
Cash	513
Due from broker (Note 2)	2,000
Income receivable	386,784
Income receivable from affiliated holdings	103,482
Receivable for investments sold	7,760,780
Receivable for shares sold	19,505
Receivable for variation margin on futures contracts	212,832
Total Assets	190,834,401
Liabilities:
Payable for investments purchased	7,783,783
Payable for shares redeemed	12,384
Payable for investment adviser fee (Note 5)	3,193
Payable for administrative fee (Note 5)	736
Payable for distribution services fee (Note 5)	331
Accrued expenses (Note 5)	101,278
Total Liabilities	7,901,705
Net assets for 21,519,702 shares outstanding	$182,932,696
Net Assets Consist of:
Paid-in capital	$199,146,971
Total distributable earnings (loss)	(16,214,275)
Total Net Assets	$182,932,696
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$181,361,806 ÷ 21,338,718 shares outstanding, no par value, unlimited shares authorized	$8.50
Service Shares:
$1,570,890 ÷ 180,984 shares outstanding, no par value, unlimited shares authorized	$8.68

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Dividends (including $879,292 received from affiliated holdings* and net of foreign taxes withheld of $930)	$1,679,493
Interest	817,992
TOTAL INCOME	2,497,485
Expenses:
Investment adviser fee (Note 5)	739,938
Administrative fee (Note 5)	142,089
Custodian fees	20,753
Transfer agent fees	9,346
Directors’/Trustees’ fees (Note 5)	1,159
Auditing fees	17,143
Legal fees	5,522
Portfolio accounting fees	72,392
Distribution services fee (Note 5)	2,200
Printing and postage	18,555
Miscellaneous (Note 5)	17,301
TOTAL EXPENSES	1,046,398
Waiver/reimbursement of investment adviser fee (Note 5)	(102,108)
Net expenses	944,290
Net investment income	1,553,195
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts and Written Options:
Net realized gain on investments (including net realized gain of $294,928 on sales of investments in affiliated holdings*)	3,519,020
Net realized gain on foreign currency transactions	705
Net realized loss on futures contracts	(7,985,073)
Net realized gain on written options	84,036
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(5,090,256) on investments in affiliated holdings*)	(24,765,476)
Net change in unrealized appreciation of futures contracts	(1,237,420)
Net change in unrealized appreciation of written options	(41,826)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and written options	(30,426,034)
Change in net assets resulting from operations	$(28,872,839)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,553,195	$6,554,594
Net realized gain (loss)	(4,381,312)	127,552,982
Net change in unrealized appreciation/depreciation	(26,044,722)	(56,776,535)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(28,872,839)	77,331,041
Distributions to Shareholders:
Primary Shares	(47,808,168)	(10,815,186)
Service Shares	(400,234)	(645,526)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(48,208,402)	(11,460,712)
Share Transactions:
Proceeds from sale of shares	2,474,419	8,889,313
Net asset value of shares issued to shareholders in payment of distributions declared	48,208,376	11,460,710
Cost of shares redeemed	(10,300,045)	(492,550,413)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	40,382,750	(472,200,390)
Change in net assets	(36,698,491)	(406,330,061)
Net Assets:
Beginning of period	219,631,187	625,961,248
End of period	$182,932,696	$219,631,187
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense reimbursement of $102,108 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $48,232,375 and $26,193,015, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2022, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
At June 30, 2022, the Fund had no outstanding written option contracts.
The average market value of purchased put options held by the Fund throughout the period was $225,943. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put options held by the Fund throughout the period was $8,486. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$66,321[1]
Equity contracts	Receivable for variation margin on futures contracts	$(191,711)[1]
Equity contracts	Purchased options, within Investment in securities at value	$375,500
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$250,110

1
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$2,308,360	$—	$—	$2,308,360
Equity contracts	(10,293,433)	2,950,910	84,036	(7,258,487)
TOTAL	$(7,985,073)	$2,950,910	$84,036	$(4,950,127)

1	The net realized gain on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$301,053	$—	$—	$301,053
Equity contracts	(1,538,473)	298,483	(41,826)	(1,281,816)
TOTAL	$(1,237,420)	$298,483	$(41,826)	$(980,763)

1	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	226,978	$2,333,063	703,724	$8,356,386
Shares issued to shareholders in payment of distributions declared	5,219,233	47,808,168	954,562	10,815,186
Shares redeemed	(978,030)	(10,039,960)	(37,675,286)	(450,315,015)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	4,468,181	$40,101,271	(36,017,000)	$(431,143,443)
	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,647	$141,356	43,013	$532,927
Shares issued to shareholders in payment of distributions declared	42,757	400,208	56,874	645,524
Shares redeemed	(25,539)	(260,085)	(3,527,411)	(42,235,398)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	29,865	$281,479	(3,427,524)	$(41,056,947)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,498,046	$40,382,750	(39,444,524)	$(472,200,390)
4. FEDERAL TAX INFORMATION
At June 30, 2022, the cost of investments for federal tax purposes was $179,771,120. The net unrealized appreciation of investments for federal tax purposes was $2,451,995. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,785,916 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,333,921. The amounts presented are inclusive of derivative contracts.
As of December 31, 2021, the Fund had a capital loss carryforward of $11,153,759 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,179,695	$9,974,064	$11,153,759
At December 31, 2021, for federal income tax purposes, the Fund had $340,180 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. The Co-Advisers may voluntarily choose to waive any portion of their fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2022, the Co-Advisers voluntarily waived $88,188 of their fee.
The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2022, the Co-Advisers reimbursed $13,920.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5.
For the six months ended June 30, 2022, the annualized fee paid to FAS was 0.144% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$2,200
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2022, FSC did not retain any fees paid by the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2022, were as follows:
Purchases	$34,220,280
Sales	$49,372,473
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the six months ended June 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the
Semi-Annual Shareholder Report

coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$866.50	$4.40
Service Shares	$1,000	$865.00	$5.55
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.08	$4.76
Service Shares	$1,000	$1,018.84	$6.01

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.95%
Service Shares	1.20%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Managed Volatility Fund II (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (the “Adviser”), under which they will serve as co-advisers to the Fund (the “Co-Advisers”), for an additional one-year term (the “Contract”). The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Co-Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates; Federated Hermes’ business and operations; the Co-Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Co-Advisers’ profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board
Semi-Annual Shareholder Report

deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board considered the Co-Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Co-Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Co-Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the
Semi-Annual Shareholder Report

Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided by the Co-Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Co-Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings . These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Co-Advisers’ overall capabilities to manage the Fund.
Semi-Annual Shareholder Report

Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Co-Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report

The Board considered that the Contract provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The Board further considered that the Contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and the Co-Advisers’ analysis as to whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s
Semi-Annual Shareholder Report

evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Managed Volatility Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00433-03 (8/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2022

Share Class	Primary	Service

Federated Hermes Quality Bond Fund II

A Portfolio of Federated Hermes Insurance Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2022 through June 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Bonds	96.1%
Mortgage-Backed Securities[2,3]	0.0%
Securities Lending Collateral[4]	1.1%
Cash Equivalents[5]	3.1%
Derivative Contracts[3,6]	0.0%
Other Assets and Liabilities—Net[7]	(0.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.1%
		Basic Industry - Chemicals—0.3%
$ 500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 483,434
		Basic Industry - Metals & Mining—1.1%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	301,957
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	166,631
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	310,052
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,003,288
		TOTAL	1,781,928
		Capital Goods - Aerospace & Defense—3.2%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	578,742
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	275,305
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	182,767
450,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	439,350
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	534,451
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	272,974
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	383,779
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	142,940
600,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	478,596
335,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	328,302
800,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	790,299
460,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.146% (3-month USLIBOR +1.735%), 2/15/2042	339,138
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	296,862
		TOTAL	5,043,505
		Capital Goods - Building Materials—0.9%
165,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	146,091
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	781,129
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	237,360
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	285,652
		TOTAL	1,450,232
		Capital Goods - Construction Machinery—1.6%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	436,993
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	530,714
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	560,787
500,000		John Deere Capital Corp., Sr. Unsecd. Note, 3.400%, 6/6/2025	498,242
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	449,032
		TOTAL	2,475,768
		Capital Goods - Diversified Manufacturing—3.4%
700,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	661,175
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	193,228
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	343,820
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	466,611
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	512,018
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	989,897
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	346,681
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	250,458
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	854,824
500,000		Vontier Corp., Sr. Unsecd. Note, 2.400%, 4/1/2028	421,617
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	224,316
		TOTAL	5,264,645
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Packaging—0.3%
$ 500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	$ 496,029
		Communications - Cable & Satellite—2.1%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	1,003,677
900,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	839,589
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	291,813
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	754,020
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	411,717
		TOTAL	3,300,816
		Communications - Media & Entertainment—1.2%
300,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	299,353
132,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	131,133
500,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	483,065
310,000	[2]	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	273,782
805,000		S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	718,037
		TOTAL	1,905,370
		Communications - Telecom Wireless—1.7%
500,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	437,702
600,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	599,957
300,000		Crown Castle International Corp., 3.150%, 7/15/2023	296,861
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	146,179
450,000		T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	433,680
450,000		T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	420,387
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	397,034
		TOTAL	2,731,800
		Communications - Telecom Wirelines—1.6%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	274,067
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	712,465
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	279,449
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	272,147
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	643,327
110,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	94,144
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	159,292
		TOTAL	2,434,891
		Consumer Cyclical - Automotive—3.9%
1,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	987,675
605,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	544,106
250,000	[2]	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	232,231
250,000	[2]	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	237,419
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	258,815
500,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	441,085
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	423,072
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	286,926
680,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	625,497
200,000		Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	174,079
500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	502,291
650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	623,264
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	448,166
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	300,182
		TOTAL	6,084,808
		Consumer Cyclical - Leisure—0.5%
355,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 3.755%, 3/15/2027	333,291
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Leisure—continued
$ 500,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.054%, 3/15/2029	$ 458,349
		TOTAL	791,640
		Consumer Cyclical - Retailers—3.7%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	910,298
470,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	405,370
265,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	249,568
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	246,946
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,277,630
200,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	200,305
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	497,330
800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	757,688
410,000		Home Depot, Inc., Sr. Unsecd. Note, 2.875%, 4/15/2027	396,444
320,000	[2]	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	254,004
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	115,989
580,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	456,282
		TOTAL	5,767,854
		Consumer Cyclical - Services—2.4%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	165,571
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	478,117
300,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	297,350
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	165,444
760,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	746,236
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	398,168
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	741,332
200,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	159,289
530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	522,602
		TOTAL	3,674,109
		Consumer Non-Cyclical - Food/Beverage—5.2%
750,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	763,774
1,015,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	909,201
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.350%, 5/9/2027	248,113
750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	745,873
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	364,825
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	494,348
915,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	826,493
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	453,961
417,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	393,580
900,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	871,154
300,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	278,006
300,000		Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	237,228
510,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	423,387
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	57,848
450,000		Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	428,796
700,000		Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	677,940
		TOTAL	8,174,527
		Consumer Non-Cyclical - Health Care—1.0%
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	241,820
203,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	202,239
235,000	[2]	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	210,934
470,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	451,265
85,000		HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	77,300
Semi-Annual Shareholder Report
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 450,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	$ 399,312
		TOTAL	1,582,870
		Consumer Non-Cyclical - Pharmaceuticals—3.9%
500,000		Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	436,042
210,000		Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	210,625
453,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	456,279
455,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	418,938
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	295,525
67,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	63,146
235,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	209,463
600,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	577,442
1,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	998,543
200,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	197,723
235,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	192,829
600,000		Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	594,727
152,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	158,247
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	216,418
670,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	537,830
240,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	214,215
300,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	246,976
		TOTAL	6,024,968
		Consumer Non-Cyclical - Supermarkets—0.5%
610,000		Kroger Co., Bond, 6.900%, 4/15/2038	712,120
		Consumer Non-Cyclical - Tobacco—1.0%
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	344,436
250,000		BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	209,674
290,000		BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	284,692
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	298,613
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	369,242
		TOTAL	1,506,657
		Energy - Independent—2.4%
250,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	244,997
215,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	190,810
500,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	479,868
700,000		Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	682,987
300,000	[2]	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	293,172
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	96,672
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	980,688
325,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	290,783
550,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	453,407
		TOTAL	3,713,384
		Energy - Integrated—2.2%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	502,190
300,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	248,492
500,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	490,536
500,000		Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	491,654
500,000		Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	474,751
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	581,516
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	231,466
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	170,610
Semi-Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$ 325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	$ 314,355
		TOTAL	3,505,570
		Energy - Midstream—2.5%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	226,272
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	484,974
205,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	198,200
300,000		Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	270,663
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	568,619
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	470,909
290,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	261,588
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	382,245
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	332,567
140,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	126,998
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	588,985
		TOTAL	3,912,020
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	298,514
		Energy - Refining—0.9%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	607,828
185,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	166,607
215,000		Valero Energy Corp., 7.500%, 4/15/2032	247,614
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	364,576
		TOTAL	1,386,625
		Financial Institution - Banking—22.6%
745,000		American Express Co., Sr. Unsecd. Note, 3.375%, 5/3/2024	740,326
1,085,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,082,864
700,000		Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	623,430
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	849,002
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,192,772
200,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	199,942
750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	715,163
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	470,446
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	480,974
250,000	[2]	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	229,892
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 3.350%, 4/25/2025	296,862
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	546,052
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	296,769
350,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	350,272
500,000		Citigroup, Inc., 4.125%, 7/25/2028	480,133
250,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	221,146
800,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	673,159
250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	249,898
980,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	948,297
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	490,752
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	475,738
250,000		Citigroup, Inc., Sr. Unsecd. Note, 4.658%, 5/24/2028	248,291
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	76,070
660,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	661,587
300,000		Comerica, Inc., 3.800%, 7/22/2026	295,038
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	496,235
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	134,195
Semi-Annual Shareholder Report
6

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	$ 498,299
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	230,560
685,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	677,489
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	177,617
750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	593,196
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	227,078
1,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,200,270
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	481,080
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	496,949
1,000,000	HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	994,299
240,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	205,581
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	890,480
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	415,927
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	421,135
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	480,572
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845% , 6/14/2025	495,553
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	492,207
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	487,550
500,000	JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	499,558
750,000	Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	698,831
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	887,495
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	969,410
500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	405,585
165,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	143,062
500,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	502,187
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	476,908
330,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	315,149
700,000	State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	695,720
65,000	State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	64,160
475,000	Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 12/6/2024	457,430
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	193,031
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	428,194
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	492,895
750,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	687,618
750,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	702,622
2,120,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	2,001,760
250,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	238,278
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	860,530
500,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	474,753
	TOTAL	35,186,323
	Financial Institution - Broker/Asset Mgr/Exchange—1.4%
500,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	497,023
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	217,564
200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	198,308
245,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	239,401
595,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	589,272
390,000	Stifel Financial Corp., 4.250%, 7/18/2024	390,562
	TOTAL	2,132,130
	Financial Institution - Finance Companies—1.7%
190,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	166,289
205,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	172,869
Semi-Annual Shareholder Report
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 500,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 1/15/2025	$ 478,003
550,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	518,280
700,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	606,055
550,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	491,223
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	239,979
		TOTAL	2,672,698
		Financial Institution - Insurance - Health—0.4%
200,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	198,663
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	405,019
		TOTAL	603,682
		Financial Institution - Insurance - Life—1.1%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	337,486
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	805,505
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	233,692
290,000	[2]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	272,993
		TOTAL	1,649,676
		Financial Institution - Insurance - P&C—0.7%
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	299,260
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	237,409
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	89,301
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	411,278
		TOTAL	1,037,248
		Financial Institution - REIT - Apartment—1.1%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	378,416
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	101,623
500,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	498,600
320,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	253,414
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	472,132
		TOTAL	1,704,185
		Financial Institution - REIT - Healthcare—1.2%
445,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	345,389
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	696,480
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	316,687
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	443,292
		TOTAL	1,801,848
		Financial Institution - REIT - Office—0.6%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	248,419
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	468,585
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	68,698
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	92,844
		TOTAL	878,546
		Financial Institution - REIT - Other—0.6%
320,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	319,947
275,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	224,883
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	452,512
		TOTAL	997,342
		Financial Institution - REIT - Retail—0.5%
250,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	216,663
410,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	400,697
250,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	215,399
		TOTAL	832,759
Semi-Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Health Insurance—0.3%
$ 645,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	$ 539,694
		Sovereign—0.4%
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	580,998
		Technology—6.4%
315,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	296,094
650,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	646,537
125,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	124,727
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	340,396
280,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	269,664
666,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	632,616
135,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	111,783
250,000	[2]	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	231,889
250,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	223,202
750,000		Dell International LLC / EMC Corp., 5.300%, 10/1/2029	740,099
150,000		Dell International LLC / EMC Corp., 5.850%, 7/15/2025	154,860
480,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	463,512
80,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	79,943
250,000		Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	211,987
230,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	224,582
500,000		Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	482,260
175,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	174,940
500,000		Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	503,817
460,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	466,230
100,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	88,969
310,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	304,758
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	722,239
190,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	187,471
500,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	448,728
750,000		Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	740,048
260,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	250,465
600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	578,711
265,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	234,634
		TOTAL	9,935,161
		Technology Services—0.8%
255,000		Fortinet Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	224,510
320,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	282,435
600,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	533,041
90,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	76,027
145,000	[2]	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	116,848
		TOTAL	1,232,861
		Transportation - Airlines—0.1%
215,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	219,345
		Transportation - Railroads—0.7%
250,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	226,428
500,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	428,325
500,000		Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	463,624
		TOTAL	1,118,377
		Transportation - Services—2.2%
315,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	249,374
735,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	642,474
215,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	192,199
Semi-Annual Shareholder Report
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	$ 223,163
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	293,865
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	246,710
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	316,431
600,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	600,329
590,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	594,716
	TOTAL	3,359,261
	Utility - Electric—4.2%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	308,089
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	166,025
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	105,303
500,000	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	500,628
130,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	130,958
560,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	547,166
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	343,152
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	496,347
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	177,540
330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	289,972
385,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	369,841
500,000	Exelon Corp., Sr. Unsecd. Note, 144A, 2.750%, 3/15/2027	467,821
250,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	239,693
240,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	226,008
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	138,633
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	289,900
260,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	263,772
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	479,087
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	214,443
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	239,708
300,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	297,163
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	135,735
108,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	106,160
	TOTAL	6,533,144
	Utility - Natural Gas—1.1%
280,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	227,527
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	600,465
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	396,943
500,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	474,693
	TOTAL	1,699,628
	Utility - Natural Gas Distributor—0.3%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	444,015
	TOTAL CORPORATE BONDS (IDENTIFIED COST $159,386,635)	149,663,005
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
300	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	332
	Government National Mortgage Association—0.0%
288	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	294
1,102	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,162
1,628	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,728
2,143	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	2,264
3,442	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	3,636
Semi-Annual Shareholder Report
10

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 2,528	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	$ 2,702
453	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	484
1,917	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,067
6,806	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	7,309
4,550	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,901
10,564	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	11,395
789	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	861
	TOTAL	38,803
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $36,531)	39,135
	REPURCHASE AGREEMENTS—4.2%
4,772,000	Interest in $2,386,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,386,102,731 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $2,433,824,785.	4,772,000
1,681,358	Interest in $2,386,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,386,102,731 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $2,433,824,785. (purchased with proceeds from securities lending collateral)	1,681,358
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $6,453,358)	6,453,358
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $165,876,524)[3]	156,155,498
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(470,668)
	TOTAL NET ASSETS—100%	$155,684,830
At June 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Notes 10-Year Long Futures	35	$4,148,594	September 2022	$(48,672)
[5]United States Treasury Notes 10-Year Ultra Long Futures	20	$2,547,500	September 2022	$35,736
Short Futures:
[5]United States Treasury Long Bond Short Futures	17	$2,356,625	September 2022	$12,579
[5]United States Treasury Ultra Bond Short Futures	1	$154,344	September 2022	$1,599
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,242
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
11

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$149,663,005	$—	$149,663,005
Mortgage-Backed Securities	—	39,135	—	39,135
Repurchase Agreements	—	6,453,358	—	6,453,358
TOTAL SECURITIES	$—	$156,155,498	$—	$156,155,498
Other Financial Instruments:[1]
Assets	$49,914	$—	$—	$49,914
Liabilities	(48,672)	—	—	(48,672)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,242	$—	$—	$1,242

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.26	$11.82	$11.31	$10.65	$11.05	$10.98
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.25	0.28	0.31	0.30	0.31
Net realized and unrealized gain (loss)	(1.07)	(0.42)	0.58	0.68	(0.37)	0.12
Total From Investment Operations	(0.94)	(0.17)	0.86	0.99	(0.07)	0.43
Less Distributions:
Distributions from net investment income	(0.27)	(0.29)	(0.32)	(0.33)	(0.33)	(0.36)
Distributions from net realized gain	(0.16)	(0.10)	(0.03)	(0.00)[2]	—	—
Total Distributions	(0.43)	(0.39)	(0.35)	(0.33)	(0.33)	(0.36)
Net Asset Value, End of Period	$9.89	$11.26	$11.82	$11.31	$10.65	$11.05
Total Return[3]	(8.54)%	(1.40)%	8.12%	9.44%	(0.59)%	4.04%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.30%[5]	2.17%	2.50%	2.79%	2.83%	2.81%
Expense waiver/reimbursement[6]	0.07%[5]	0.06%	0.07%	0.08%	0.08%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$141,416	$162,034	$170,912	$167,625	$162,812	$185,026
Portfolio turnover[7]	10%	27%	24%	21%	19%	27%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.23	$11.79	$11.28	$10.62	$11.01	$10.94
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.22	0.26	0.28	0.27	0.28
Net realized and unrealized gain (loss)	(1.05)	(0.42)	0.57	0.68	(0.36)	0.12
Total From Investment Operations	(0.95)	(0.20)	0.83	0.96	(0.09)	0.40
Less Distributions:
Distributions from net investment income	(0.24)	(0.26)	(0.29)	(0.30)	(0.30)	(0.33)
Distributions from net realized gain	(0.16)	(0.10)	(0.03)	(0.00)[2]	—	—
Total Distributions	(0.40)	(0.36)	(0.32)	(0.30)	(0.30)	(0.33)
Net Asset Value, End of Period	$9.88	$11.23	$11.79	$11.28	$10.62	$11.01
Total Return[3]	(8.62)%	(1.66)%	7.86%	9.17%	(0.78)%	3.75%
Ratios to Average Net Assets:
Net expenses[4]	0.99%[5]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	2.05%[5]	1.92%	2.25%	2.54%	2.58%	2.56%
Expense waiver/reimbursement[6]	0.07%[5]	0.06%	0.07%	0.08%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,269	$16,287	$18,302	$18,776	$19,344	$22,596
Portfolio turnover[7]	10%	27%	24%	21%	19%	27%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $1,640,369 of securities loaned (identified cost $165,876,524)	$156,155,498
Due from broker (Note 2)	71,785
Income receivable	1,280,478
Receivable for shares sold	20,862
Receivable for variation margin on futures contracts	31,121
Total Assets	157,559,744
Liabilities:
Payable for shares redeemed	61,122
Bank overdraft	49,543
Payable for collateral due to broker for securities lending (Note 2)	1,681,358
Payable for investment adviser fee (Note 5)	2,243
Payable for administrative fee (Note 5)	334
Payable for distribution services fee (Note 5)	2,961
Accrued expenses (Note 5)	77,353
Total Liabilities	1,874,914
Net assets for 15,747,627 shares outstanding	$155,684,830
Net Assets Consist of:
Paid-in capital	$163,741,041
Total distributable earnings (loss)	(8,056,211)
Total Net Assets	$155,684,830
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$141,415,520 ÷ 14,302,758 shares outstanding, no par value, unlimited shares authorized	$9.89
Service Shares:
$14,269,310 ÷ 1,444,869 shares outstanding, no par value, unlimited shares authorized	$9.88
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Interest	$2,502,925
Net income on securities loaned (Note 2)	2,667
TOTAL INCOME	2,505,592
Expenses:
Investment adviser fee (Note 5)	493,305
Administrative fee (Note 5)	66,385
Custodian fees	4,631
Transfer agent fees	7,901
Directors’/Trustees’ fees (Note 5)	1,076
Auditing fees	13,304
Legal fees	3,829
Portfolio accounting fees	48,018
Distribution services fee (Note 5)	18,855
Printing and postage	16,619
Miscellaneous (Note 5)	13,455
TOTAL EXPENSES	687,378
Waiver:
Waiver of investment adviser fee (Note 5)	(56,084)
Net expenses	631,294
Net investment income	1,874,298
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(555,744)
Net realized gain on futures contracts	329,546
Net change in unrealized appreciation of investments	(16,724,181)
Net change in unrealized depreciation of futures contracts	16,965
Net realized and unrealized gain (loss) on investments and futures contracts	(16,933,414)
Change in net assets resulting from operations	$(15,059,116)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,874,298	$4,084,958
Net realized gain (loss)	(226,198)	2,544,243
Net change in unrealized appreciation/depreciation	(16,707,216)	(9,307,128)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(15,059,116)	(2,677,927)
Distributions to Shareholders:
Primary Shares	(5,969,547)	(5,661,205)
Service Shares	(565,684)	(541,939)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,535,231)	(6,203,144)
Share Transactions:
Proceeds from sale of shares	3,221,058	28,426,242
Net asset value of shares issued to shareholders in payment of distributions declared	6,535,227	6,203,141
Cost of shares redeemed	(10,798,471)	(36,640,783)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,042,186)	(2,011,400)
Change in net assets	(22,636,533)	(10,892,471)
Net Assets:
Beginning of period	178,321,363	189,213,834
End of period	$155,684,830	$178,321,363
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $56,084 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,171,545 and $4,365,304, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,640,369	$1,681,358
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$1,242*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$329,546

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$16,965
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	288,854	$3,067,331	2,404,407	$27,396,392
Shares issued to shareholders in payment of distributions declared	581,827	5,969,547	505,917	5,661,205
Shares redeemed	(955,331)	(10,025,522)	(2,979,085)	(33,876,384)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(84,650)	$(988,644)	(68,761)	$(818,787)
	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,393	$153,727	89,033	$1,029,850
Shares issued to shareholders in payment of distributions declared	55,135	565,680	48,430	541,936
Shares redeemed	(74,511)	(772,949)	(239,734)	(2,764,399)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,983)	$(53,542)	(102,271)	$(1,192,613)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(89,633)	$(1,042,186)	(171,032)	$(2,011,400)
4. FEDERAL TAX INFORMATION
At June 30, 2022, the cost of investments for federal tax purposes was $165,876,524. The net unrealized depreciation of investments for federal tax purposes was $9,719,784. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $349,431 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,069,215. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2022, the Adviser voluntarily waived $56,084 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2022, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$18,855
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2022, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2022, were as follows:
Purchases	$15,945,781
Sales	$22,317,797
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be
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satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the six months ended June 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$914.60	$3.51
Service Shares	$1,000	$913.80	$4.70
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.12	$3.71
Service Shares	$1,000	$1,019.89	$4.96

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Quality Bond Fund II (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange
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Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the
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Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel,
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processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Quality Bond Fund II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2022

Federated Hermes Fund for U.S. Government Securities II

A Portfolio of Federated Hermes Insurance Series
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2022 through June 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2022, the Fund’s portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	60.7%
U.S. Treasury Securities	20.2%
U.S. Government Agency Securities	6.9%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	4.3%
Securities Lending Collateral[2]	1.0%
Cash Equivalents[3]	1.2%
Other Assets and Liabilities—Net[4]	(0.9)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—60.3%
	Federal Home Loan Mortgage Corporation—21.2%
$1,740,101	1.500%, 11/1/2050	$ 1,448,248
995,261	2.000%, 9/1/2050	870,048
867,305	2.000%, 3/1/2051	756,564
2,696,413	2.000%, 5/1/2051	2,350,439
2,884,218	2.000%, 11/1/2051	2,508,740
1,012,310	2.000%, 1/1/2052	883,371
293,157	3.000%, 11/1/2045	278,737
590,858	3.000%, 10/1/2046	559,578
392,953	3.000%, 10/1/2046	373,108
57,420	3.000%, 11/1/2046	54,326
1,947,955	3.000%, 2/1/2052	1,818,654
679,132	3.500%, 7/1/2042	671,458
574,762	3.500%, 9/1/2043	564,613
167,439	3.500%, 5/1/2046	163,854
684,841	3.500%, 11/1/2047	668,254
950,554	4.000%, 12/1/2041	962,218
87,809	4.000%, 1/1/2042	88,882
392,075	4.000%, 3/1/2046	393,935
132,627	4.000%, 11/1/2047	132,634
64,683	4.000%, 12/1/2047	64,666
125,347	4.000%, 4/1/2048	125,236
311,362	4.000%, 7/1/2048	310,698
2,739,299	4.000%, 3/1/2052	2,708,420
146,828	4.500%, 8/1/2040	151,960
344,327	4.500%, 12/1/2040	356,611
424,706	4.500%, 4/1/2041	438,387
211,890	5.000%, 1/1/2034	221,567
60,795	5.000%, 5/1/2034	63,603
46,752	5.000%, 4/1/2036	49,037
15,554	5.000%, 5/1/2036	16,302
10,774	5.000%, 6/1/2036	11,300
43,972	5.000%, 6/1/2040	46,111
353,946	5.500%, 5/1/2034	376,179
12,281	5.500%, 12/1/2035	13,142
77,413	5.500%, 2/1/2036	83,014
49,424	5.500%, 5/1/2036	52,943
3,255	5.500%, 5/1/2036	3,501
6,084	5.500%, 5/1/2036	6,525
3,581	5.500%, 6/1/2036	3,853
1,312	5.500%, 6/1/2036	1,411
52,558	5.500%, 11/1/2037	56,529
101,948	5.500%, 1/1/2038	109,624
4,071	6.000%, 1/1/2032	4,343
15,959	6.000%, 2/1/2032	17,126
55,632	6.000%, 4/1/2036	60,511
5,744	6.000%, 5/1/2036	6,247
135,759	6.000%, 6/1/2037	148,306
11,827	6.000%, 7/1/2037	12,947
Semi-Annual Shareholder Report
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Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 211	6.500%, 5/1/2024	$ 215
3,912	6.500%, 3/1/2029	4,172
2,015	6.500%, 6/1/2029	2,154
1,566	6.500%, 7/1/2029	1,673
413	6.500%, 9/1/2029	437
1,075	7.000%, 12/1/2029	1,166
673	7.000%, 6/1/2030	726
137	7.000%, 11/1/2030	150
155,564	7.000%, 4/1/2032	173,128
15,079	7.500%, 12/1/2030	16,655
7,939	7.500%, 1/1/2031	8,751
1,488	8.500%, 5/1/2030	1,636
307	9.000%, 2/1/2025	321
	TOTAL	21,278,944
	Federal National Mortgage Association—27.4%
1,336,770	2.000%, 6/1/2050	1,168,174
805,285	2.000%, 11/1/2050	703,218
973,329	2.000%, 7/1/2051	849,963
2,058,392	2.000%, 8/1/2051	1,796,212
976,375	2.000%, 1/1/2052	849,267
2,848,504	2.500%, 9/1/2036	2,725,084
5,618,276	2.500%, 5/1/2051	5,067,177
948,599	2.500%, 10/1/2051	854,513
436,296	3.000%, 10/1/2046	413,199
645,133	3.000%, 11/1/2046	610,375
144,508	3.000%, 11/1/2046	136,858
50,979	3.000%, 1/1/2047	48,232
481,563	3.000%, 1/1/2047	455,618
41,966	3.000%, 2/1/2047	39,875
612,649	3.000%, 2/1/2048	577,918
342,219	3.000%, 2/1/2048	322,819
84,390	3.000%, 7/1/2049	79,428
921,169	3.000%, 5/1/2051	862,687
995,653	3.000%, 10/1/2051	930,653
1,495,921	3.500%, 9/1/2042	1,469,507
649,449	3.500%, 8/1/2046	635,546
515,666	3.500%, 9/1/2046	505,110
614,145	3.500%, 12/1/2046	598,733
391,965	3.500%, 12/1/2047	382,594
296,350	3.500%, 1/1/2048	289,173
169,237	4.000%, 2/1/2041	171,484
442,217	4.000%, 12/1/2041	448,062
326,547	4.000%, 4/1/2042	330,564
149,264	4.000%, 2/1/2048	149,179
122,065	4.000%, 2/1/2048	121,957
331,603	4.000%, 2/1/2048	331,621
2,251,947	4.000%, 12/1/2051	2,228,144
498,208	4.000%, 5/1/2052	492,280
156,664	4.500%, 10/1/2041	161,710
158,164	5.000%, 7/1/2034	165,556
17,073	5.000%, 11/1/2035	17,932
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3

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 79,371	5.500%, 9/1/2034	$ 84,667
37,373	5.500%, 1/1/2036	40,053
44,694	5.500%, 4/1/2036	47,896
1,778	6.000%, 7/1/2029	1,876
1,154	6.000%, 5/1/2031	1,235
6,553	6.000%, 5/1/2036	7,148
100,464	6.000%, 7/1/2036	109,932
3,181	6.000%, 7/1/2036	3,471
32,611	6.000%, 9/1/2037	35,566
32,811	6.000%, 11/1/2037	35,875
14,116	6.000%, 12/1/2037	15,154
1,456	6.500%, 6/1/2029	1,566
116	6.500%, 6/1/2029	125
135	6.500%, 7/1/2029	145
179	6.500%, 7/1/2029	192
2,532	6.500%, 7/1/2029	2,706
239	6.500%, 7/1/2029	255
129	6.500%, 8/1/2029	135
3,445	6.500%, 9/1/2030	3,721
14,407	6.500%, 6/1/2031	15,658
10,859	6.500%, 4/1/2032	11,885
341	7.000%, 2/1/2024	349
1,443	7.000%, 10/1/2029	1,561
10,533	7.000%, 10/1/2029	11,508
3,615	7.000%, 11/1/2030	3,985
75,906	7.000%, 4/1/2032	84,420
488	7.500%, 8/1/2028	526
143	7.500%, 9/1/2028	155
3,047	7.500%, 2/1/2030	3,352
1,475	8.000%, 7/1/2030	1,631
	TOTAL	27,517,170
	Government National Mortgage Association—11.7%
3,844,411	2.500%, 2/20/2051	3,503,031
4,796,521	2.500%, 6/20/2051	4,370,594
698,048	3.000%, 11/20/2047	666,094
1,166,784	3.500%, 1/20/2048	1,142,409
567,033	3.500%, 2/20/2048	555,187
232,219	4.500%, 6/20/2039	238,541
178,741	4.500%, 10/15/2039	184,738
260,955	4.500%, 8/20/2040	268,167
144,642	5.000%, 7/15/2034	150,707
17,881	6.000%, 4/15/2032	19,061
20,161	6.000%, 5/15/2032	21,621
70,995	6.000%, 4/15/2036	76,994
77,049	6.000%, 5/15/2036	83,480
21,529	6.000%, 7/20/2036	23,338
21,288	6.000%, 5/20/2037	23,141
119,174	6.000%, 7/20/2038	129,742
838	6.500%, 12/15/2023	851
2,008	6.500%, 5/15/2024	2,049
1,589	6.500%, 6/15/2029	1,691
Semi-Annual Shareholder Report
4

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 3,135		6.500%, 6/15/2031	$ 3,311
2,870		6.500%, 7/20/2031	3,082
2,766		6.500%, 8/20/2031	2,967
21,132		6.500%, 10/15/2031	22,844
24,870		6.500%, 12/15/2031	26,801
2,767		6.500%, 4/15/2032	2,988
18,915		6.500%, 5/15/2032	20,456
148,156		6.500%, 5/15/2032	160,631
312		7.500%, 10/15/2029	339
2,822		7.500%, 3/20/2030	3,054
837		8.000%, 4/15/2030	918
		TOTAL	11,708,827
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $63,583,643)	60,504,941
		U.S. TREASURIES—20.2%
		U.S. Treasury Bonds—4.9%
1,000,000		1.875%, 11/15/2051	746,875
400,000		2.250%, 5/15/2041	332,187
700,000		2.375%, 11/15/2049	588,547
1,200,000		2.875%, 8/15/2045	1,085,625
1,025,000		2.875%, 5/15/2049	950,940
650,000		3.125%, 8/15/2044	613,031
600,000		3.250%, 5/15/2042	583,125
		TOTAL	4,900,330
		U.S. Treasury Notes—15.3%
1,500,000		0.125%, 12/15/2023	1,439,347
1,000,000		0.250%, 8/31/2025	915,547
2,500,000		0.500%, 10/31/2027	2,183,316
525,000		1.375%, 9/30/2023	514,879
2,000,000		1.500%, 2/15/2025	1,921,996
750,000		1.875%, 2/28/2027	711,819
750,000		1.875%, 2/28/2029	696,797
1,800,000		2.500%, 3/31/2023	1,796,250
1,000,000	[1]	2.500%, 4/30/2024	991,367
250,000		2.500%, 2/28/2026	245,153
2,500,000		2.750%, 7/31/2023	2,494,516
1,500,000		2.750%, 5/31/2029	1,469,674
		TOTAL	15,380,661
		TOTAL U.S. TREASURIES (IDENTIFIED COST $21,343,605)	20,280,991
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.0%
		Government National Mortgage Association—0.4%
374,164		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	363,713
		Non-Agency Mortgage-Backed Securities—6.6%
58,896		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	6,517
87,449		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	84,501
1,079,269		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	922,480
1,182,428	[2]	JP Morgan Mortgage Trust 2021-1, Class A11, 1.234% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,083,686
1,352,016		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,204,509
1,455,267		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,243,856
1,266,582		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	1,082,581
Semi-Annual Shareholder Report
5

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$1,155,681		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	$ 984,902
		TOTAL	6,613,032
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,737,625)	6,976,745
		GOVERNMENT AGENCIES—6.9%
		Federal Farm Credit System—1.2%
1,000,000		5.750%, 12/7/2028	1,143,991
		Tennessee Valley Authority Bonds—5.7%
1,750,000		0.750%, 5/15/2025	1,635,215
1,700,000		2.875%, 2/1/2027	1,680,950
2,000,000		4.650%, 6/15/2035	2,146,229
250,000		4.875%, 1/15/2048	278,313
		TOTAL	5,740,707
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,743,345)	6,884,698
		ASSET-BACKED SECURITIES—4.3%
		Auto Receivables—0.3%
311,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	302,325
		Single Family Rental Securities—0.9%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	552,223
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	405,050
		TOTAL	957,273
		Student Loans—3.1%
233,757		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	222,731
485,362		Navient Student Loan Trust 2020-GA, Class A, 144A, 1.170%, 9/16/2069	455,483
288,661		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	269,495
765,314		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	672,442
968,894		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	857,447
609,508	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 2.424% (1-month USLIBOR +1.100%), 7/15/2053	612,562
		TOTAL	3,090,160
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,668,994)	4,349,758
		REPURCHASE AGREEMENTS—2.2%
1,229,000		Interest in $2,386,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,386,102,731 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $2,433,824,785.	1,229,000
1,013,750		Interest in $2,386,000,000 joint repurchase agreement 1.55%, dated 6/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,386,102,731 on 7/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $2,433,824,785 (purchased with proceeds from securities lending collateral).	1,013,750
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,242,750)	2,242,750
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $106,319,962)[3]	101,239,883
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(855,404)
		TOTAL NET ASSETS—100%	$100,384,479

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Semi-Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.71	$11.16	$10.87	$10.52	$10.73	$10.78
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.15	0.20	0.27	0.24	0.23
Net realized and unrealized gain (loss)	(1.04)	(0.38)	0.36	0.34	(0.20)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.95)	(0.23)	0.56	0.61	0.04	0.20
Less Distributions:
Distributions from net investment income	(0.18)	(0.22)	(0.27)	(0.26)	(0.25)	(0.25)
Net Asset Value, End of Period	$9.58	$10.71	$11.16	$10.87	$10.52	$10.73
Total Return[2]	(8.94)%	(2.04)%	5.21%	5.90%	0.45%	1.92%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4]	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	1.85%[4]	1.34%	1.79%	2.49%	2.28%	2.13%
Expense waiver/reimbursement[5]	0.11%[4]	0.09%	0.08%	0.10%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,384	$114,594	$130,306	$116,935	$120,654	$132,958
Portfolio turnover[6]	76%	166%	139%	65%	64%	24%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	50%	31%	37%	61%	64%	24%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $991,367 of securities loaned (identified cost $106,319,962)	$101,239,883
Cash	926
Income receivable	324,219
Receivable for shares sold	1,067
Total Assets	101,566,095
Liabilities:
Payable for shares redeemed	124,454
Payable for collateral due to broker for securities lending (Note 2)	1,013,750
Payable for investment adviser fee (Note 5)	1,297
Payable for administrative fee (Note 5)	215
Accrued expenses (Note 5)	41,900
Total Liabilities	1,181,616
Net assets for 10,479,680 shares outstanding	$100,384,479
Net Assets Consist of:
Paid-in capital	$107,829,323
Total distributable earnings (loss)	(7,444,844)
Total Net Assets	$100,384,479
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$100,384,479 ÷ 10,479,680 shares outstanding, no par value, unlimited shares authorized	$9.58
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Interest	$1,401,928
Net income on securities loaned (Note 2)	279
TOTAL INCOME	1,402,207
Expenses:
Investment adviser fee (Note 5)	318,807
Administrative fee (Note 5)	42,595
Custodian fees	8,095
Transfer agent fees	5,304
Directors’/Trustees’ fees (Note 5)	888
Auditing fees	12,151
Legal fees	3,925
Portfolio accounting fees	51,081
Printing and postage	21,340
Miscellaneous (Note 5)	13,296
TOTAL EXPENSES	477,482
Waiver of investment adviser fee (Note 5)	(57,979)
Net expenses	419,503
Net investment income	982,704
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(2,579,132)
Net change in unrealized appreciation of investments	(8,592,667)
Net realized and unrealized gain (loss) on investments	(11,171,799)
Change in net assets resulting from operations	$(10,189,095)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$982,704	$1,617,162
Net realized gain (loss)	(2,579,132)	320,515
Net change in unrealized appreciation/depreciation	(8,592,667)	(4,479,025)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,189,095)	(2,541,348)
Distributions to Shareholders	(1,919,363)	(2,510,504)
Share Transactions:
Proceeds from sale of shares	6,900,921	12,882,518
Net asset value of shares issued to shareholders in payment of distributions declared	1,919,363	2,510,504
Cost of shares redeemed	(10,921,364)	(26,052,654)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,101,080)	(10,659,632)
Change in net assets	(14,209,538)	(15,711,484)
Net Assets:
Beginning of period	114,594,017	130,305,501
End of period	$100,384,479	$114,594,017
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $57,979 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is
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determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$991,367	$1,013,750
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2022	Year Ended 12/31/2021
Shares sold	676,376	1,185,531
Shares issued to shareholders in payment of distributions declared	191,744	233,971
Shares redeemed	(1,085,543)	(2,398,368)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(217,423)	(978,866)
4. FEDERAL TAX INFORMATION
At June 30, 2022, the cost of investments for federal tax purposes was $106,319,962. The net unrealized depreciation of investments for federal tax purposes was $5,080,079. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $729,494 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,809,573.
As of December 31, 2021, the Fund had a capital loss carryforward of $669,983 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$187,604	$482,379	$669,983
At December 31, 2021, for federal income tax purposes, the Fund had $21,497 in straddle loss deferrals.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2022, the Adviser voluntarily waived $57,979 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2022, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2022, were as follows:
Purchases	$8,481,309
Sales	$8,109,418
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the six months ended June 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
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9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual	$1,000	$910.60	$3.70
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.93	$3.91

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange
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Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the
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Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these
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areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities II (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2022